November 18, 1998

Dear Shareholders,

    We are pleased to provide this semi-annual report for the six months ended October 31, 1998. It was a tumultuous period, but one which reinforced a couple of investing truths. First, diversifying one's portfolio among different asset classes can be an excellent way to spread risk and potentially reduce volatility. And second, investors who remain committed to their long-term plans and don't jump in and out of fluctuating markets, i.e. market time, are often rewarded for their patience.

    Along with turbulent markets, the last six months saw significant, positive change for the Centura Funds. On August 1, the names of two Centura equity funds were changed to more clearly define their investment objectives. The Centura Equity Income Fund is now the Centura Large Cap Equity Fund, and the Centura Equity Growth Fund has become the Centura Mid Cap Equity Fund. By taking these steps, we seek to eliminate overlap in Fund holdings, improve equity style diversification for our shareholders, provide better defined and more easily understood investment portfolios, and ultimately, make available a broader range of funds that can more fully support our shareholders' long-term investment strategies.

    As indicated by their names, each of Centura's three equity funds now invest in companies with a distinct size range, a well-defined universe and benchmark and, thus, offer minimal overlap of holdings. The size of a company for purposes of investing is defined by its MARKET CAPITALIZATION, often abbreviated as market cap. A company's market capitalization is simply the total value placed on it by the investing public. It is calculated by taking a company's share price and multiplying it by the number of shares outstanding. It is, therefore, a dynamic, moving target.

    The relevance of the divisions between large, mid, and small cap stocks has been clearly demonstrated this year. As you read about the performance of each equity Centura Fund, and its corresponding benchmark (each of which relates strongly to market cap), you will note significant performance differences. These differences demonstrate that different market cap sectors behave differently, especially in volatile markets. The impossibility of consistently predicting market direction, and how different capitalization styles will respond, provides a compelling argument for diversification. By seeking to provide consistency and discipline to the investment process, Centura Funds seek to be an ideal type of vehicle to which investors may allocate their dollars to help meet long-term goals.

    An addition to our fund family was introduced June 1, the Centura Money Market Fund. This fund offers shareholders an option for "parking" excess cash at very competitive money market rates. We view this as a natural extension of our fund family and believe that all of our recent actions are consistent with our desire to provide value to our shareholders.

BUT IT'S DIFFERENT THIS TIME...

    During the last six months, stocks, as defined by either the Dow Jones Industrial Average or the Standard & Poor's 500 Index(1), took equity investors on a breathtaking ride. From the Dow's intra-day peak of 9,367.84, reached on July 20, investors would face two sharp declines, eliminating 1998's gains in excess of 19 percent for the Dow and 23 percent for the S&P 500 in less than two months. In both early September and early October, the Dow visited the 7,400 level, finally reacting to problems which had been brewing for months. Unrealistically high corporate profit expectations, the economic situation in Asia and South America, or outright implosion in Russia and Indonesia, and the threat of a global credit crunch, all conspired to deflate domestic and international stock markets, sending equities into an emotionally driven tailspin. Middle and small capitalized companies were hit even worse, with small cap companies experiencing declines not witnessed since the 1973-74 bear market. But, continuing the trend this Great Bull Market began over 17 years ago, the month of October saw the Dow close at 8,592.1, regaining well

------------

(1) The S&P 500 Index is an unmanaged index generally representative of the domestic stock market.

over 1,000 Dow points in just three weeks, mystifying many market pundits who saw no road blocks to Dow 6,000.

    No, it was not Louis Rukeyser's return from vacation which would propel the market higher, but the globe's financial superhero, Alan Greenspan, who, with the help of the Federal Reserve Board, lowered interest rates not once, but twice in a matter of weeks. This proved bonds a valuable asset allocation tool, for when stocks swooned, fixed-income securities, especially U.S. Treasury issues, became the investment of choice for investors around the world. The resulting rise in bond prices provided fixed-income investors with returns that were indeed generous by historical standards.

    Looking forward, we believe the bull market will remain intact and that bond investors will continue to receive adequate inflation-adjusted returns. The key, however, is to remain invested in a manner consistent with your long-term goals and objectives. Many of you have no doubt heard of at least one notable money manager who went to cash early, only to reinvest just before the correction. We believe market timing simply does not work. Our crystal ball is no better than anyone elses, which is why we do not rely on it. At Centura we strive to manage your money prudently, consistently, and through an easily understood investment process. We are not, nor do we care to be, a haven for "hot money." We are proud to serve investors who share our long-term investment objective and look forward to the opportunity to serve you.

CENTURA MID CAP EQUITY FUND

(formerly Centura Equity Growth Fund)
    In order to maintain a well defined mid-cap discipline the Fund will focus on companies within its performance benchmark, the S&P MidCap 400 Index(2), as well as other companies within a comparable market capitalization range (roughly $500 million to $28 billion at present) which aren't included in the S&P 500 or S&P 600 SmallCap indexes(3). Sector weightings within the Fund will approximate those of its benchmark.

    Historically, smaller stock investments come with a higher degree of volatility, but also a higher level of growth potential. Due to their smaller size mid-cap companies are often more nimble than larger organizations and can take advantage of market opportunities more quickly. They generally focus on DOING A BETTER JOB with a more limited number of products and services. Their geographic span is typically more limited as well. However, this can also be an advantage. For example, over the last year, many smaller companies with purely domestic operations haven't had to worry as much about exposure to Asia, unlike many larger, multinational corporations.

CENTURA LARGE CAP EQUITY FUND

(formerly Centura Equity Income Fund)
    As part of the Fund's refined investment orientation, we target stocks that are included in our benchmark, the S&P 500 Index. This is not to say that we will own ALL stocks of the index. As of October 31, 1998, the portfolio held 108 equity issues compared to 500 stocks represented in the index. We intend to own stocks within each sector of the S&P 500 that we believe offer the best opportunity for growth relative to their price. We believe that our "growth at a reasonable price" strategy, investing within a well defined equity universe, and maintaining sector weightings comparable to our benchmark offers shareholders the

---------------

(2) The S&P 400 MidCap Index is an unmanaged index generally representative of domestically traded common stocks of mid-sized companies.

(3) The S&P 600 SmallCap Index is an unmanaged index generally representative of domestically traded common stocks of small-sized companies.

opportunity to outperform the unmanaged benchmark index while reducing the chance for significant underperformance.

CENTURA SOUTHEAST EQUITY FUND
    The Southeast Equity Fund invests in small companies headquartered, or engaged in substantial operations, in the southeastern United States, including Texas.** We concentrate on the most prominently represented sectors in our benchmark, the Russell 2000, an index of 2000 small company stocks(4). These sectors include utilities, communication services, financials, transportation, capital goods, basic industries, energy, consumer staples, consumer cyclicals, health care and technology. Furthermore, we narrow our focus to those companies that we believe offer the most promising "emerging growth" characteristics in their respective areas.

    Despite the inherent risk of a regional equity fund due to the close proximity of the companies' geographical location, we feel there are definite advantages to concentrating on a single region, as we do, rather than the entire universe of publicly traded companies. In addition to the advantages of focusing on companies IN OUR OWN BACK YARD, the size and robust strength of the Southeast economy provides ample dynamic growth opportunities for the companies we target.

    The Fund's performance was helped by the fact that we reduced our holdings in economically sensitive stocks, such as those in the capital goods sector, in anticipation of a slowdown in the U.S. economy. Instead, we focused on companies with high, internally generated cash flows -- firms with the ability to finance additional growth without relying on external funding sources. We were drawn to companies with strong balance sheets, high levels of free cash flow and dominant market positions.

CENTURA FEDERAL SECURITIES INCOME FUND
    As of October 31, 1998, approximately 13.5% of the fund's assets were invested in U.S. Treasury securities, 81.1% in securities issued by U.S. Government agencies and 6.4% in cash or cash equivalents. The average weighted maturity of the fund's holdings was 4.31 years.

    The Fund's performance was impacted by significant U.S. Agency investments relative to U.S. Treasury paper. In August, investors flocked to the security of U.S. Treasuries due to widespread uncertainty about world economies. This caused yield spreads on agency debt -- the excess yields offered by agency securities over Treasury securities of similar maturities -- to widen significantly. This meant that the price of Treasuries went up faster than the price of agency securities.

    Overall, however, we believe the fund performed well. During the period, we increased the average maturity of the fund slightly. This reflected our belief that, as the domestic economy slowed due to the turmoil in Asia and its impact on the global economy, the fixed-income arena would be the place to be; in fact, our analysis proved to be correct. Our strategy helped us capture greater price appreciation as interest rates fell (bond prices and interest rates move in opposite directions).

    Looking forward, we believe that the real key to economic recovery in Asia is Japan. The Japanese appear to be making some real progress toward cleaning up their problems, especially in the banking system. When the Japanese recovery takes hold, it will bode well for the rest of Asia and, indeed, the rest of the world.

    As for our domestic economy, we still feel the Federal Reserve is concerned about a credit crunch and will take the steps necessary to ease credit. The bond market has already factored future interest-rate

------------

** Small-capitalization funds typically carry additional risks, since smaller companies generally have a higher risk of failure. Historically, smaller companies' stocks have experienced greater-than-average market volatility.

 (4) The Russel 2000 Index is an unmanaged index generally representative of domestically traded common stocks of small-to mid- sized companies.

reductions into bond prices, though we're not completely certain that the Fed will lower rates yet again in the near future.

CENTURA NORTH CAROLINA TAX-FREE BOND FUND*
    As of October 31, 1998, approximately 44.3% of the fund's assets were invested in general obligation bonds, 12.6% in certificates of participation, 29.5% in revenue bonds and 1.2% in cash or cash equivalents. Credit quality remained excellent, with 68.0% in AAA-rated bonds, 24.0% in AA-rated bonds and 8.0% in A-rated bonds. The average weighted maturity of the fund's holdings was
6.74 years.

    During the period, municipal spreads -- the excess yields for municipal bonds over U.S. Treasury securities of like maturities -- widened some, but not nearly as much as in other bond sectors. This caused municipal securities to perform very well over the last six months.

    Historically, the North Carolina municipal market has always offered high-quality issues. For that reason, these bonds generally come with lower yields than municipal issues from other states. Nonetheless, we've worked to provide our shareholders with yields that are very attractive on a tax-free basis. Additionally, with inflation remaining low, our shareholders have enjoyed real returns (total return minus the rate of inflation) that are quite generous compared to prior years.

    We have also maintained the fund's high rating. We are not running a high-yield junk bond fund. Most of the bonds we own are rated AAA. The fund has had low turnover, which kept our expenses low.

CENTURA MONEY MARKET FUND+
    The Centura Money Market Fund was opened to investors on June 1, 1998. As of October 31, 1998, the fund's 7-day yield was 5.13%. The average maturity of the fund's holdings was 65 days.

    Our overall objective is to provide high current income, while maintaining the highest-possible degree of safety. The fund invests in commercial paper, overnight agency debt and repurchase agreements ("repos"), and government discount agency securities. We also use another money market fund as an overnight "sweep" vehicle.

    At the end of the period, we were finding some very good values among the discount agency issues on our buy list, so we were purchasing a significant quantity of this type of security. We believe that when you can get good rates on such high-quality debt, it's time to buy.

    Also, in response to falling interest rates, we extended the portfolio's average maturity in an effort to lock in a higher yield for our shareholders.

OUR STRATEGY FOR THE FUTURE
    With economies throughout the world still gripped by uncertainly and, in some instances, utter turmoil, where do we go from here? To put it simply, we keep moving forward, though cautiously.

    We are not market timers. We believe that trying to jump in and out of stocks and bonds, in an attempt to catch just the right move, often backfires. Individual investors often make their decisions emotionally, rather than rationally -- and pay for their lack of patience. They sell stocks and stock mutual funds when the market is down, and prices are relatively attractive, and buy them again when the market has recovered, and prices are relatively expensive.

    Contrary to this behavior, we spend a great deal of time and energy doing our homework. We carefully and prudently examine every available opportunity we find in the equity and fixed-income

---------------

* The fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

  Investing in a regional fund may involve more risk, since the companies are located within the same geographical area.

+ An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

markets, then make our buy or sell decisions based on a long-term outlook. Generally speaking, we are not concerned with how the markets might behave tomorrow or next week; we are very committed to exploiting stocks' and bonds' growth potential over the next year, five years and so forth. We believe we have employed this strategy successfully through up and down market cycles and believe it is the path we must take if we are to continue to help the Centura Fund's shareholders meet their investment goals.

    We thank you for your continued support.

Sincerely,

Your Investment Advisors

FIXED INCOME TEAM                       EQUITY TEAM
------------------------------          ------------------------------
C. Nathaniel Siewers                    Daniel H. Cole
Peter A. Strzalkowski                   Ted A. Ponko
Terry W. Wall                           Forbes L. Watson

                              MID CAP EQUITY FUND
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                CLASS A        CLASS A                     S&P MIDCAP         LIPPER

                                              without Load   with Load(a)       S&P 500*           400*    Growth Average*
31-Dec-90                                          $10,000         $9,554        $10,000        $10,000            $10,000
31-Dec-91                                          $13,032        $12,439        $13,055        $15,010            $13,748
31-Dec-92                                          $15,060        $14,179        $14,056        $16,798            $14,915
31-Dec-93                                          $17,717        $16,911        $15,460        $19,143            $16,563
31-Dec-94                                          $16,422        $15,690        $15,663        $18,459            $16,267
31-Dec-95                                          $21,853        $20,859        $21,525        $24,171            $21,324
31-Dec-96                                          $27,096        $25,862        $26,492        $28,812            $25,521
31-Dec-97                                          $34,691        $33,130        $35,330        $38,106            $31,962
31-Oct-98                                          $35,098        $33,500        $40,499        $38,572            $34,612
(a)Return reflects maximum sales load of
4.50%
AVERAGE ANNUAL                                                                     SINCE
TOTAL RETURN                                        1 YEAR         5 YEAR      INCEPTION
Class A without Load                                 7.31%         15.48%         17.39%
Class A with Load                                    2.46%         14.43%         16.69%
S&P MidCap 400                                       6.71%         15.57%         18.81%
Lipper Mid-Cap Average                             (2.89)%         11.59%         15.53%
S&P 500                                             22.00%         21.31%         19.55%
Lipper Growth Average                                8.29%         15.66%         16.85%

                                              LIPPER MID-CAP
                                                     Average*
31-Dec-90                                             $10,000
31-Dec-91                                             $14,628
31-Dec-92                                             $16,288
31-Dec-93                                             $18,663
31-Dec-94                                             $18,409
31-Dec-95                                             $24,081
31-Dec-96                                             $28,433
31-Dec-97                                             $34,131
31-Oct-98                                             $32,752
(a)Return reflects maximum sales load of
4.50%
AVERAGE ANNUAL
TOTAL RETURN
Class A without Load
Class A with Load
S&P MidCap 400
Lipper Mid-Cap Average
S&P 500
Lipper Growth Average

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                             CLASS B        CLASS B                     S&P MIDCAP

                                                           without Load   with Load(b)       S&P 500*           400*
31-Dec-90                                                       $10,000         $9,500        $10,000        $10,000
31-Dec-91                                                       $12,982        $12,482        $13,055        $15,010
31-Dec-92                                                       $14,941        $14,541        $14,056        $16,798
31-Dec-93                                                       $17,521        $17,221        $15,460        $19,143
31-Dec-94                                                       $15,984        $15,784        $15,663        $18,459
31-Dec-95                                                       $21,288        $21,188        $21,525        $24,171
31-Dec-96                                                       $26,232        $26,232        $26,492        $28,812
31-Dec-97                                                       $33,056        $33,056        $35,330        $38,106
31-Oct-98                                                       $33,531        $33,531        $40,499        $38,572
(b)Return reflects the appropriate contingent
deferred sales charge (maximum deferred sales load is
5.00%)
AVERAGE ANNUAL                                                                                  SINCE
TOTAL RETURN                                                     1 YEAR         5 YEAR      INCEPTION
Class B without Load                                              6.51%         14.68%         16.70%
Class B with Load                                                 2.41%         14.57%         16.70%
S&P MidCap 400                                                    6.71%         15.57%         18.81%
Lipper MidCap Average                                           (2.89)%         11.59%         15.53%
S&P 500                                                          22.00%         21.31%         19.55%
Lipper Growth Average                                             8.29%         15.66%         16.85%

                                                               LIPPER         LIPPER MID-CAP
                                                            Growth Average*          Average*
31-Dec-90                                                           $10,000           $10,000
31-Dec-91                                                           $13,748           $14,628
31-Dec-92                                                           $14,915           $16,288
31-Dec-93                                                           $16,563           $18,633
31-Dec-94                                                           $16,267           $18,409
31-Dec-95                                                           $21,324           $24,081
31-Dec-96                                                           $25,521           $28,433
31-Dec-97                                                           $31,962           $34,131
31-Oct-98                                                           $34,612           $32,752
(b)Return reflects the appropriate contingent
deferred sales charge (maximum deferred sales load is
5.00%)
AVERAGE ANNUAL
TOTAL RETURN
Class B without Load
Class B with Load
S&P MidCap 400
Lipper MidCap Average
S&P 500
Lipper Growth Average

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                          S&P MIDCAP         LIPPER         LIPPER MID-CAP

                          Class C (No Load)    S&P 500*           400*    Growth Average*          Average*
31-Dec-90                           $10,000     $10,000        $10,000            $10,000           $10,000
31-Dec-91                           $13,102     $13,055        $15,010            $13,748           $14,628
31-Dec-92                           $15,217     $14,056        $16,798            $14,915           $16,288
31-Dec-93                           $17,990     $15,460        $19,143            $16,563           $18,633
31-Dec-94                           $16,546     $15,663        $18,459            $16,267           $18,409
31-Dec-95                           $22,259     $21,525        $24,171            $21,324           $24,081
31-Dec-96                           $27,680     $26,492        $28,812            $25,521           $28,433
31-Dec-97                           $35,176     $35,330        $38,106            $31,962           $34,131
31-Oct-98                           $36,055     $40,499        $38,572            $34,612           $32,752
AVERAGE ANNUAL                                                   SINCE
TOTAL RETURN                         1 YEAR      5 YEAR      INCEPTION
Class C (No Load)                     7.59%      15.78%         17.79%
S&P MidCap 400                        6.71%      15.57%         18.81%
Lipper Mid-Cap Average              (2.89)%      11.59%         15.53%
S&P 500                              22.00%      21.31%         19.55%
Lipper Growth Average                 8.29%      15.66%         16.85%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.
    * The S&P 500 is an unmanaged index generally representative of the domestic stock market. The S&P MIDCAP 400 is an unmanaged index generally representative of the domestically traded common stocks of mid-size companies. The LIPPER MID-CAP AVERAGE and the LIPPER GROWTH AVERAGE is representative of the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into their respective category.
Due to change in investment policies, going forward the S&P 500 and Lipper Growth Average will be replaced by S&P MidCap 400 and Lipper Mid-Cap Average because of their better representation of the Fund's new investment policies. Previously used indices are shown here for transitional purposes.
The inception date for performance purposes is December 31, 1990. The quoted performance of the Centura Equity Growth Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on June 1, 1994. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The Commingled Accounts were operated using substantially the same investment objective, policies and techniques of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, its performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 1.25%, 2.00% and 1.00% of average daily net assets for Class A, Class B and Class C, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class.
The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

                             LARGE CAP EQUITY FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                 CLASS A        CLASS A                    LIPPER LARGE-CAP

                                               without Load   with Load(a)       S&P 500*    Equity Average*
31-Dec-90                                           $10,000         $9,547        $10,000            $10,000
31-Dec-91                                           $11,822        $11,285        $13,055            $12,701
31-Dec-92                                           $13,002        $12,411        $14,056            $14,009
31-Dec-93                                           $14,617        $13,953        $15,460            $16,007
31-Dec-94                                           $14,526        $13,868        $15,663            $15,719
31-Dec-95                                           $18,551        $17,707        $21,525            $20,519
31-Dec-96                                           $22,264        $21,252        $26,492            $24,459
31-Dec-97                                           $29,618        $28,278        $35,330            $31,119
31-Oct-98                                           $29,117        $27,793        $40,499            $32,551
(a) Return reflects maximum sales load of
4.50%
AVERAGE ANNUAL                                                                      SINCE
TOTAL RETURN                                         1 YEAR         5 YEAR      INCEPTION
Class A without Load                                  8.70%         14.71%         14.62%
Class A with Load                                     3.84%         13.67%         13.94%
S&P 500                                              22.00%         21.31%         19.55%
Lipper Large Cap Equity Average                       9.49%         14.95%         16.05%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                           CLASS B        CLASS B

                                                                         without Load   with Load(b)       S&P 500*
31-Dec-90                                                                     $10,000         $9,500        $10,000
31-Dec-91                                                                     $11,771        $11,271        $13,055
31-Dec-92                                                                     $12,877        $12,477        $14,056
31-Dec-93                                                                     $14,406        $14,106        $15,460
31-Dec-94                                                                     $14,083        $13,883        $15,663
31-Dec-95                                                                     $18,089        $17,989        $21,525
31-Dec-96                                                                     $21,592        $21,592        $26,492
31-Dec-97                                                                     $28,046        $28,046        $35,330
31-Oct-98                                                                     $27,842        $27,842        $40,499
(b)Return reflects the appropriate contingent deferred sales charge
(maximum
deferred sales load is 5.00%)
AVERAGE ANNUAL                                                                                                SINCE
TOTAL RETURN                                                                   1 YEAR         5 YEAR      INCEPTION
Class B without Load                                                            7.87%         14.02%         13.97%
Class B with Load(b)                                                            3.05%         13.90%         13.97%
S&P 500                                                                        22.00%         21.31%         19.55%
Lipper Large-Cap Equity Average                                                 9.49%         14.95%         16.05%

                                                                        LIPPER LARGE-CAP
                                                                          Equity Average*
31-Dec-90                                                                         $10,000
31-Dec-91                                                                         $12,701
31-Dec-92                                                                         $14,009
31-Dec-93                                                                         $16,007
31-Dec-94                                                                         $15,719
31-Dec-95                                                                         $20,519
31-Dec-96                                                                         $24,459
31-Dec-97                                                                         $31,119
31-Oct-98                                                                         $32,551
(b)Return reflects the appropriate contingent deferred sales charge
(maximum
deferred sales load is 5.00%)
AVERAGE ANNUAL
TOTAL RETURN
Class B without Load
Class B with Load(b)
S&P 500
Lipper Large-Cap Equity Average

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                   CLASS C                LIPPER LARGE-CAP

                                   (No Load)    S&P 500*    Equity Average*
31-Dec-90                            $10,000     $10,000            $10,000
31-Dec-91                            $11,898     $13,055            $12,701
31-Dec-92                            $13,134     $14,056            $14,009
31-Dec-93                            $14,861     $15,460            $16,007
31-Dec-94                            $14,651     $15,663            $15,719
31-Dec-95                            $19,019     $21,525            $20,519
31-Dec-96                            $22,923     $26,492            $24,459
31-Dec-97                            $30,049     $35,330            $31,119
31-Oct-98                            $30,116     $40,499            $32,551
AVERAGE ANNUAL                                                        SINCE
TOTAL RETURN                          1 YEAR      5 YEAR          INCEPTION
Class C (No Load)                      8.97%      15.14%             15.11%
S&P 500                                9.49%      14.95%             19.55%
Lipper Large-Cap Equity Average       22.00%      21.31%             16.05%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.
    * The S&P 500 is an unmanaged index generally representative of the domestic stock market. The LIPPER LARGE CAP EQUITY AVERAGE is representative of the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into this category.
The inception date for performance purposes is December 31, 1990. The quoted performance of the Centura Equity Income Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on June 1, 1994. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The Commingled Accounts were operated using substantially the same investment objective, policies and techniques of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, its performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 1.00%, 1.75% and 0.75% of average daily net assets for Class A, Class B and Class C, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class.
The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

                             SOUTHEAST EQUITY FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                               LIPPER SMALL CAP

                                              Class A without Load  Class A with Load(a)  Russell 2000 Index*     Funds Average*
31-Dec-94                                                  $10,000                 9,550              $10,000            $10,000
31-Dec-95                                                  $12,048               $11,499              $12,844            $13,208
31-Dec-96                                                  $14,755               $14,083              $14,963            $15,854
31-Dec-97                                                  $19,426               $18,542              $18,308            $19,138
31-Oct-98                                                  $18,379               $17,543              $15,535            $16,639
(a)Return reflects maximum sales load of
4.50%.
AVERAGE ANNUAL
TOTAL RETURN
                                                                                   SINCE
                                                            1 YEAR             INCEPTION
Class A without Load                                       (3.78)%                17.22%
Class A with Load                                          (8.11)%                15.81%
Russell 2000 Index                                        (11.84)%                12.98%
Lipper Small Cap Funds Average                            (13.76)%                13.38%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                                                        Class B without Load  Class B with Load(b)
31-Dec-94                                                                            $10,000                 9,500
31-Dec-95                                                                            $11,997               $11,497
31-Dec-96                                                                            $14,619               $14,219
31-Dec-97                                                                            $19,109               $18,809
31-Oct-98                                                                            $17,965               $17,765
(b)Return reflects the appropriate contingent deferred sales charge
(maximum
deferred sales load is 5.00%)
AVERAGE ANNUAL
TOTAL RETURN
                                                                                                             SINCE
                                                                                      1 YEAR             INCEPTION
Class B without Load                                                                 (4.46)%                16.53%
Class B with Load                                                                    (8.93)%                16.19%
Russell 2000 Index*                                                                 (11.84)%                12.98%
Lipper Small Cap Funds Average*                                                     (13.76)%                13.38%

                                                                                             LIPPER SMALL CAP
                                                                        Russell 2000 Index*     Funds Average*
31-Dec-94                                                                           $10,000            $10,000
31-Dec-95                                                                           $12,844            $13,208
31-Dec-96                                                                           $14,963            $15,854
31-Dec-97                                                                           $18,308            $19,138
31-Oct-98                                                                           $15,535            $16,639
(b)Return reflects the appropriate contingent deferred sales charge
(maximum
deferred sales load is 5.00%)
AVERAGE ANNUAL
TOTAL RETURN
Class B without Load
Class B with Load
Russell 2000 Index*
Lipper Small Cap Funds Average*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                           LIPPER SMALL CAP

                                  Class C (No Load)  Russell 2000 Index*   Funds Average*
31-Dec-94                                   $10,000              $10,000          $10,000
31-Dec-95                                   $12,099              $12,844          $13,208
31-Dec-96                                   $14,894              $14,963          $15,854
31-Dec-97                                   $19,656              $18,308          $19,138
31-Oct-98                                   $18,630              $15,535          $16,639
AVERAGE ANNUAL
TOTAL RETURN
                                                                   SINCE
                                             1 YEAR            INCEPTION
Class C without Load                        (3.59)%               17.64%
Russell 2000 Index                         (11.84)%               12.98%
Lipper Small Cap Funds Average             (13.76)%               13.38%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.
    * The RUSSELL 2000 INDEX is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of small- to mid-size companies. The LIPPER SMALL CAP EQUITY AVERAGE is representative of the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into this category.
Investing in a regional fund may involve more risk, since the companies are located within the same geographical area.
Small-capitalization funds typically carry additional risks, since smaller companies generally have a higher risk of failure. Historically, smaller companies' stocks have experienced greater-than-average market volatility.
The inception date for performance purposes is January 1, 1995. The quoted performance of the Centura Southeast Equity Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on May 2, 1997. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The Commingled Accounts were operated using substantially the same investment objective, policies and techniques of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, its performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 1.50%, 2.25% and 1.25% of average daily net assets for Class A, Class B and Class C, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class.
The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

                         FEDERAL SECURITIES INCOME FUND
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                    LIPPER

                                                                                                 Short-Intermediate
                                                 Class A without Load   Class A with Load    US Government Average*
31-Dec-90                                                     $10,000              $9,725                   $10,000
31-Dec-91                                                     $11,111             $10,808                   $11,299
31-Dec-92                                                     $11,722             $11,401                   $11,972
31-Dec-93                                                     $12,479             $12,138                   $12,815
31-Dec-94                                                     $12,240             $11,906                   $12,497
31-Dec-95                                                     $13,860             $13,481                   $14,072
31-Dec-96                                                     $14,206             $13,818                   $14,567
31-Dec-97                                                     $15,210             $14,795                   $15,548
31-Oct-98                                                     $16,266             $15,822                   $16,714
(a)Return reflects maximum sales load of 2.75%.
AVERAGE ANNUAL
TOTAL RETURN
                                                                                                              SINCE
                                                               1 YEAR              5 YEAR                 INCEPTION
Class A without Load                                            8.08%               5.42%                     6.41%
Class A with Load                                               5.08%               4.84%                     6.03%
Lehman Brothers Intermediate                                    9.52%               7.49%                    11.08%
Government Bond Index Average
Lipper Short-Intermediate US Government Average                 7.17%               5.27%                     6.37%

                                                     LEHMAN BROTHERS
                                                  Intermediate Government
                                                              Bond Index*
31-Dec-90                                                         $10,000
31-Dec-91                                                         $11,411
31-Dec-92                                                         $12,202
31-Dec-93                                                         $13,199
31-Dec-94                                                         $12,968
31-Dec-95                                                         $14,836
31-Dec-96                                                         $15,439
31-Dec-97                                                         $16,631
31-Oct-98                                                         $18,320
(a)Return reflects maximum sales load of 2.75%.
AVERAGE ANNUAL
TOTAL RETURN
Class A without Load
Class A with Load
Lehman Brothers Intermediate
Government Bond Index Average
Lipper Short-Intermediate US Government Average

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                                                                Class B without Load  Class B with Load(a)
31-Dec-90                                                                                    $10,000                $9,700
31-Dec-91                                                                                    $11,056               $10,756
31-Dec-92                                                                                    $11,609               $11,309
31-Dec-93                                                                                    $12,293               $11,993
31-Dec-94                                                                                    $11,984               $11,784
31-Dec-95                                                                                    $13,467               $13,367
31-Dec-96                                                                                    $13,712               $13,712
31-Dec-97                                                                                    $14,591               $14,591
31-Oct-98                                                                                    $15,545               $15,545
(b)Return reflects the appropriate contingent deferred sales charge (maximum deferred
sales load is 3.00%)
AVERAGE ANNUAL
TOTAL RETURN
                                                                                              1 YEAR                5 YEAR
Lehman Brothers Intermediate Government Bond Index                                             9.52%                 7.49%
Lipper Short-Intermediate US Government Average                                                7.17%                 5.27%
Class B without Load                                                                           7.55%                 4.76%
Class B with Load                                                                              4.55%                 4.60%

                                                                                         LIPPER               LEHMAN BROTHERS

                                                                                      Short-Intermediate   Intermediate Government

                                                                                  US Government Average*               Bond Index*

31-Dec-90                                                                                        $10,000                   $10,000

31-Dec-91                                                                                        $11,299                   $11,411

31-Dec-92                                                                                        $11,972                   $12,202

31-Dec-93                                                                                        $12,815                   $13,199

31-Dec-94                                                                                        $12,497                   $12,968

31-Dec-95                                                                                        $14,072                   $14,836

31-Dec-96                                                                                        $14,567                   $15,439

31-Dec-97                                                                                        $15,548                   $16,631

31-Oct-98                                                                                        $16,714                   $18,320

(b)Return reflects the appropriate contingent deferred sales charge (maximum deferred
sales load is 3.00%)
AVERAGE ANNUAL
TOTAL RETURN
                                                                                                   SINCE
                                                                                               INCEPTION
Lehman Brothers Intermediate Government Bond Index                                                11.08%
Lipper Short-Intermediate US Government Average                                                    6.37%
Class B without Load                                                                               5.79%
Class B with Load                                                                                  5.79%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                  LIPPER               LEHMAN BROTHERS

                                                                               Short-Intermediate   Intermediate Government
                                                      Class C (No Load)    US Government Average*               Bond Index*
31-Dec-90                                                       $10,000                   $10,000                   $10,000
31-Dec-91                                                       $11,154                   $11,299                   $11,411
31-Dec-92                                                       $11,836                   $11,972                   $12,202
31-Dec-93                                                       $12,655                   $12,815                   $13,199
31-Dec-94                                                       $12,457                   $12,497                   $12,968
31-Dec-95                                                       $14,141                   $14,072                   $14,836
31-Dec-96                                                       $14,545                   $14,567                   $15,439
31-Dec-97                                                       $15,592                   $15,548                   $16,631
31-Oct-98                                                       $16,714                   $16,714                   $18,320
AVERAGER ANNUAL
TOTAL RETURN
                                                                                                                      SINCE
                                                                 1 YEAR                    5 YEAR                 INCEPTION
Lehman Brothers Intermediate Government Bond Index                9.52%                     7.49%                    11.08%
Lipper Short-Intermediate US Government Average                   7.17%                     5.27%                     6.37%
Class C (No Load)                                                 8.35%                     5.72%                     6.78%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.
    * The LEHMAN BROTHERS 5-INTERMEDIATE GOVERNMENT BOND INDEX is an unmanaged index generally representative of the Government bond market. The LIPPER SHORT-INTERMEDIATE U.S. GOVERNMENT AVERAGE is representative of the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into this category.
The inception date for performance purposes is December 31, 1990. The quoted performance of the Centura Federal Securities Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on June 1, 1994. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The Commingled Accounts were operated using substantially the same investment objective, policies and techniques of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, its performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 0.94%, 1.69% and 0.69% of average daily net assets for Class A, Class B and Class C, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class.
The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

                       NORTH CAROLINA TAX-FREE BOND FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                            LEHMAN BROTHERS      LIPPER STATES

                                                   Class A        Class A   5-year Municipal         Intermediate
                                              without Load   with Load(a)             Index*   Municipal Average*
31-Dec-90                                          $10,000         $9,730            $10,000              $10,000
31-Dec-91                                           10,590         10,304             10,986               10,876
31-Dec-92                                           11,123         10,822             11,823               11,690
31-Dec-93                                           11,979         11,655             12,856               12,882
31-Dec-94                                           11,474         11,164             12,692               12,377
31-Dec-95                                           12,881         12,533             14,169               13,976
31-Dec-96                                           13,206         12,849             14,770               14,447
31-Dec-97                                           14,266         13,881             15,712               15,439
31-Oct-98                                           15,000         14,595             16,765               16,295
(a)Return reflects maximum sales load of
2.75%
AVERAGE ANNUAL                                                                         SINCE
TOTAL RETURN                                        1 YEAR         5 YEAR          INCEPTION
Class A without Load                                 7.19%          4.76%              5.37%
Class A with Load                                    4.26%          4.18%              5.00%
Lehman Brothers 5-year Municipal Index               6.77%          5.37%              6.85%
Lipper States Intermediate Municipal
Average                                              6.32%          4.82%              6.80%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                           LEHMAN BROTHERS      LIPPER STATES

                                                  Class B        Class B   5-year Municipal         Intermediate
                                             without Load  with Load (b)             Index*   Municipal Average*
31-Dec-90                                         $10,000         $9,700            $10,000              $10,000
31-Dec-91                                          10,548         10,248             10,986               10,876
31-Dec-92                                          11,027         10,727             11,823               11,690
31-Dec-93                                          11,838         11,538             12,856               12,882
31-Dec-94                                          11,268         10,968             12,692               12,377
31-Dec-95                                          12,556         12,356             14,169               13,976
31-Dec-96                                          12,775         12,775             14,770               14,447
31-Dec-97                                          13,729         13,729             15,712               15,439
31-Oct-98                                          14,381         14,381             16,765               16,295
(b)(Return reflects the appropriate
contingent
deferred sale charge (maximum deferred
slaes
load is 3.00%))
AVERAGE ANNUAL                                                                        SINCE
TOTAL RETURN                                       1 YEAR         5 YEAR          INCEPTION
Class B without Load                                6.67%          4.15%              4.81%
Class B with Load                                   3.67%          3.98%              4.81%
Lehman Brothers 5-year Municipal Index              6.77%          5.37%              6.85%
Lipper States Intermediate Municipal
Average                                             6.32%          4.82%              6.80%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                         LEHMAN BROTHERS      LIPPER STATES

                                               Class C   5-year Municipal         Intermediate
                                             (No Load)             Index*   Municipal Average*
31-Dec-90                                      $10,000            $10,000              $10,000
31-Dec-91                                       10,635             10,986               10,876
31-Dec-92                                       11,224             11,823               11,690
31-Dec-93                                       12,153             12,856               12,882
31-Dec-94                                       11,685             12,692               12,377
31-Dec-95                                       13,152             14,169               13,976
31-Dec-96                                       13,517             14,770               14,447
31-Dec-97                                       14,634             15,712               15,439
31-Oct-98                                       15,423             16,765               16,295
AVERAGE ANNUAL                                                                           SINCE
TOTAL RETURN                                    1 YEAR             5 YEAR            INCEPTION
Class C (No Load)                                7.46%              5.07%                5.75%
Lehman Brothers 5-year Municipal Index           6.77%              5.37%                6.85%
Lipper States Intermediate Municipal
Average                                          6.32%              4.82%                6.80%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.
    * The LEHMAN BROTHERS 5-YEAR MUNICIPAL INDEX is an unmanaged index generally representative of the municipal bond market. The LIPPER STATES INTERMEDIATE MUNICIPAL AVERAGE of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into this category.
Investing in a regional fund may involve more risk, since the companies are located within the same geographical area.
The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.
The inception date for performance purposes is January 31, 1991. The quoted performance of the Centura North Carolina Tax-Free Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on June 1, 1994. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The Commingled Accounts were operated using substantially the same investment objective, policies and techniques of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, its performance had been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 1.04%, 1.79% and 0.79% of average daily net assets for Class A, Class B and Class C, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class.
The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

CENTURA FUNDS, INC.
MID CAP EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)

                                               SECURITY                                          MARKET
SHARES                                        DESCRIPTION                                         VALUE
---------  ---------------------------------------------------------------------------------  -------------
           COMMON STOCKS -- 90.3%
           AEROSPACE/DEFENSE -- 0.6%
   15,000  ASA Holdings, Inc. ..............................................................  $     538,125
    9,000  Litton Industries, Inc. (b) .....................................................        587,250
                                                                                              -------------
                                                                                                  1,125,375
                                                                                              -------------
           BANKING & FINANCIAL SERVICES -- 9.9%
   20,000  American Express Co. ............................................................      1,767,500
   26,000  Charter One Financial, Inc. .....................................................        713,375
   30,000  Dime Bancorp, Inc. ..............................................................        714,375
   20,000  Finova Group, Inc. ..............................................................        975,000
      200  First Tennessee National Corp. ..................................................          6,338
   35,000  Firstar Corp. ...................................................................      1,986,249
   27,000  Greenpoint Financial Corp .......................................................        885,938
    2,000  M & T Bank Corp. ................................................................        997,000
   25,000  Marshall & Ilsley Corp. .........................................................      1,218,750
   56,000  Mellon Bank Corp. ...............................................................      3,366,999
   29,000  North Fork Bancorp., Inc. .......................................................        576,375
   22,000  Old Kent Financial Corp. ........................................................        925,375
   30,000  Paine Webber Group, Inc. ........................................................      1,003,125
   43,000  Southtrust Corp. ................................................................      1,569,500
   30,000  T. Rowe Price Assoc., Inc. ......................................................      1,066,875
                                                                                              -------------
                                                                                                 17,772,774
                                                                                              -------------
           CHEMICALS -- 2.1%
   80,000  Cabot Corp. .....................................................................      2,245,000
   35,000  Monsanto Co. ....................................................................      1,421,875
                                                                                              -------------
                                                                                                  3,666,875
                                                                                              -------------
           COMPUTER SERVICES -- 1.4%
   49,000  Cadence Design Systems, Inc. (b) ................................................      1,047,375
   15,000  Fiserv, Inc. (b) ................................................................        697,500
   20,000  Sungard Data Systems, Inc. (b) ..................................................        675,000
                                                                                              -------------
                                                                                                  2,419,875
                                                                                              -------------
           COMPUTER SOFTWARE -- 5.8%
   47,000  America Online, Inc. (b) ........................................................      5,971,938
   46,000  Compuware Corp. (b) .............................................................      2,492,625
   10,000  Electronic Arts, Inc. (b) .......................................................        411,250
   32,000  Network Assoc., Inc. (b) ........................................................      1,360,000
                                                                                              -------------
                                                                                                 10,235,813
                                                                                              -------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
MID CAP EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

                                               SECURITY                                          MARKET
SHARES                                        DESCRIPTION                                         VALUE
---------  ---------------------------------------------------------------------------------  -------------
           COMMON STOCKS -- (CONTINUED)
           CONSUMER GOODS AND SERVICES -- 4.7%
  158,400  Dial Corp. ......................................................................  $   4,365,900
   34,000  Harley-Davidson, Inc. ...........................................................      1,317,500
   50,000  Leggett & Platt, Inc. ...........................................................      1,168,750
   16,000  Quintiles Transnational Corp. (b) ...............................................        724,000
   18,000  Robert Half International, Inc. (b) .............................................        722,250
                                                                                              -------------
                                                                                                  8,298,400
                                                                                              -------------
           DIVERSIFIED OPERATIONS -- 4.6%
   30,000  Danaher Corp. ...................................................................      1,198,125
   50,000  General Electric Co. ............................................................      4,375,000
   13,000  Sundstrand Corp. ................................................................        610,188
   50,000  Varian Associates, Inc. .........................................................      1,956,250
                                                                                              -------------
                                                                                                  8,139,563
                                                                                              -------------
           ELECTRONIC COMPONENTS/INSTRUMENTS -- 4.5%
   20,000  Altera Corporation (b) ..........................................................        832,500
   24,000  American Power Conversion (b) ...................................................      1,018,500
   17,000  Linear Technology Corp. .........................................................      1,013,625
   26,000  Maxim Integrated Products, Inc. (b) .............................................        927,875
   16,000  Molex, Inc. .....................................................................        571,000
   46,000  SCI Systems, Inc. (b) ...........................................................      1,817,000
   30,000  Solectron Corp. (b) .............................................................      1,717,500
                                                                                              -------------
                                                                                                  7,898,000
                                                                                              -------------
           ENERGY -- 9.4%
   30,000  Amoco Corp. .....................................................................      1,683,749
   20,000  Diamond Offshore Drilling, Inc. .................................................        613,750
   29,000  El Paso Energy Corp. ............................................................      1,027,688
  100,000  Halliburton Co. .................................................................      3,593,749
   30,000  K N Energy, Inc. ................................................................      1,490,625
   33,000  Keyspan Energy Corp. ............................................................        985,875
   13,000  Murphy Oil Corp. ................................................................        537,063
   17,000  Repsol SA, ADR ..................................................................        850,000
   27,000  Seagull Energy Corp. (b) ........................................................        322,313
   57,000  Teco Energy, Inc. ...............................................................      1,574,625
   75,000  Tosco Corp. .....................................................................      2,104,687
   28,000  Transocean Offshore, Inc. .......................................................      1,034,250
   28,000  YPF SA, ADR .....................................................................        810,250
                                                                                              -------------
                                                                                                 16,628,624
                                                                                              -------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
MID CAP EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

                                               SECURITY                                          MARKET
SHARES                                        DESCRIPTION                                         VALUE
---------  ---------------------------------------------------------------------------------  -------------
           COMMON STOCKS -- (CONTINUED)
           FOOD AND BEVERAGES -- 5.1%
   40,000  Albertson's, Inc. ...............................................................  $   2,222,500
   14,000  Interstate Bakeries Corp. .......................................................        350,875
  100,000  Tyson Foods, Inc. ...............................................................      2,300,000
  190,000  Whitman Corp. ...................................................................      4,073,125
                                                                                              -------------
                                                                                                  8,946,500
                                                                                              -------------
           HEALTH CARE -- 15.2%
   99,200  Allegiance Corp. ................................................................      3,689,000
   11,000  Bergen Brunswig Corp., Class A ..................................................        536,938
   17,000  Biogen, Inc. (b) ................................................................      1,181,500
   40,000  Bristol-Myers Squibb Co. ........................................................      4,422,499
   25,405  Cardinal Health, Inc. ...........................................................      2,402,360
   67,500  Carter-Wallace, Inc. ............................................................      1,198,125
   20,000  Dentsply International, Inc. ....................................................        515,000
   35,100  Genentech, Inc. (b) .............................................................      2,514,038
   50,000  Health Management Associates, Inc. (b) ..........................................        890,625
   14,000  Hillenbrand Industry, Inc. ......................................................        828,625
   23,000  McKesson Corp. ..................................................................      1,771,000
   39,000  Mylan Laboratories, Inc. ........................................................      1,343,063
  115,000  Trigon Healthcare, Inc. (b) .....................................................      4,312,499
   25,000  Watson Pharmaceutical, Inc. (b) .................................................      1,390,625
                                                                                              -------------
                                                                                                 26,995,897
                                                                                              -------------
           INSURANCE -- 7.6%
   60,000  AFLAC, Inc. .....................................................................      2,287,500
   12,000  Chicago Title Corp. .............................................................        501,750
   20,000  General Re Corp. ................................................................      4,393,749
   69,000  Jefferson-Pilot Corp. ...........................................................      4,191,750
   15,000  Leucadia National Corp. .........................................................        459,375
   17,000  Mercury General Corp. ...........................................................        722,500
   19,000  Reliastar Financial Corp. .......................................................        832,438
                                                                                              -------------
                                                                                                 13,389,062
                                                                                              -------------
           MEDIA -- 2.0%
   51,400  Media General, Inc., Class A ....................................................      2,300,150
    2,200  Washington Post Co. .............................................................      1,168,200
                                                                                              -------------
                                                                                                  3,468,350
                                                                                              -------------
           OFFICE EQUIPMENT & SERVICES -- 0.8%
   21,000  Lexmark International Group, Inc. (b) ...........................................      1,468,688
                                                                                              -------------
           POLLUTION CONTROL -- 0.5%
   37,000  Allied Waste Industries, Inc. (b) ...............................................        800,125
                                                                                              -------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
MID CAP EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

                                               SECURITY                                          MARKET
SHARES                                        DESCRIPTION                                         VALUE
---------  ---------------------------------------------------------------------------------  -------------
           COMMON STOCKS -- (CONTINUED)
           RETAIL -- 2.0%
   12,000  Barnes & Noble, Inc. (b) ........................................................  $     391,500
   27,000  Bed Bath & Beyond, Inc. (b) .....................................................        744,188
   21,000  Best Buy Company, Inc. (b) ......................................................      1,008,000
   58,000  Office Depot, Inc. (b) ..........................................................      1,450,000
                                                                                              -------------
                                                                                                  3,593,688
                                                                                              -------------
           TELECOMMUNICATIONS -- 4.5%
   25,000  ADC Telecommunications, Inc. (b) ................................................        575,000
   40,300  AT&T Corp. ......................................................................      2,508,675
   20,000  Century Telephone Enterprises, Inc. .............................................      1,136,250
   35,000  Cincinnati Bell, Inc. ...........................................................        907,813
   50,000  Comsat Corp. ....................................................................      1,971,875
   15,000  Qualcomm, Inc. (b) ..............................................................        834,375
                                                                                              -------------
                                                                                                  7,933,988
                                                                                              -------------
           TEXTILES & TOOLS -- 1.0%
   22,000  Cintas Corp. ....................................................................      1,177,000
   40,000  Unifi, Inc. .....................................................................        675,000
                                                                                              -------------
                                                                                                  1,852,000
                                                                                              -------------
           TRANSPORTATION & SHIPPING -- 1.4%
   55,000  Airborne Freight Corp. ..........................................................      1,289,063
   30,000  Kansas City Southern Industries, Inc. ...........................................      1,158,750
                                                                                              -------------
                                                                                                  2,447,813
                                                                                              -------------
           UTILITIES -- 7.2%
   29,200  CMS Energy Corp. ................................................................      1,286,625
   21,000  Florida Progress Corp. ..........................................................        880,688
   49,000  Idacorp, Inc. ...................................................................      1,531,250
   50,000  Interstate Energy Corp. .........................................................      1,546,874
   50,000  Kansas City Power And Light Co. .................................................      1,440,625
   24,000  New Century Energies, Inc. ......................................................      1,159,500
   17,000  Pinnacle West Capital ...........................................................        744,813
   50,000  Potomac Electric Power Company ..................................................      1,309,375
   25,000  Scana Corp. .....................................................................        845,313
   19,000  Washington Gas Light Co. ........................................................        502,313
   51,000  Wisconsin Energy Corp. ..........................................................      1,561,874
                                                                                              -------------
                                                                                                 12,809,250
                                                                                              -------------
           TOTAL COMMON STOCKS (COST $127,634,172) .........................................    159,890,660
                                                                                              -------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
MID CAP EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

                                               SECURITY                                          MARKET
SHARES                                        DESCRIPTION                                         VALUE
---------  ---------------------------------------------------------------------------------  -------------
           COMMON STOCKS -- (CONTINUED)
           INVESTMENT COMPANIES -- 11.6%
2,500,000  Centura Money Market Fund .......................................................  $   2,500,000
6,107,426  Goldman Sachs Financial Square Prime Money Market Fund ..........................      6,107,426
3,778,812  Provident Institutional Temporary Investment Fund ...............................      3,778,812
  125,000  S&P MidCap 400 Depositary Receipt ...............................................      8,070,313
                                                                                              -------------
           TOTAL INVESTMENT COMPANIES (COST $19,401,551) ...................................     20,456,551
                                                                                              -------------
           TOTAL INVESTMENTS (COST $147,035,723) (a) -- 101.9% .............................    180,347,211
           LIABILITIES IN EXCESS OF OTHER ASSETS -- 1.9% ...................................     (3,347,023)
                                                                                              -------------
           TOTAL NET ASSETS -- 100.0% ......................................................  $ 177,000,188
                                                                                              -------------
                                                                                              -------------

-------------

Percentages indicated are based on net assets of $177,000,188.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.............................................  $  35,209,609
Unrealized depreciation.............................................     (1,898,121)
                                                                      -------------
Net unrealized appreciation.........................................  $  33,311,488
                                                                      -------------
                                                                      -------------

(b) Represents non-income producing security.

ADR -- American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
LARGE CAP EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)

                                                SECURITY                                          MARKET
SHARES                                        DESCRIPTION                                         VALUE
---------  ----------------------------------------------------------------------------------  ------------
           COMMON STOCKS -- 91.3%
           AEROSPACE/DEFENSE -- 1.9%
   10,000  AlliedSignal, Inc. ...............................................................  $    389,375
   20,000  Boeing Co. .......................................................................       750,000
    8,000  Raytheon Co. .....................................................................       464,500
                                                                                               ------------
                                                                                                  1,603,875
                                                                                               ------------
           AIRLINES -- 0.5%
    6,000  AMR Corp. (b) ....................................................................       402,000
                                                                                               ------------
           AUTOMOBILES & TRUCKS -- 0.9%
   12,000  General Motors Corp. .............................................................       756,750
                                                                                               ------------
           BANKING & FINANCIAL SERVICES -- 11.7%
    8,000  American Express Co. .............................................................       707,000
   11,000  Banc One Corp. ...................................................................       537,625
   23,000  Bank of America Corp. ............................................................     1,321,062
   10,000  BankBoston Corp. .................................................................       368,125
   15,000  Chase Manhattan Corp. ............................................................       852,188
   23,000  Citigroup, Inc. ..................................................................     1,082,437
   12,000  Fannie Mae .......................................................................       849,750
    6,000  Freddie Mac ......................................................................       345,000
    9,000  Household International, Inc. ....................................................       329,063
   10,000  Huntington Bancshares, Inc. ......................................................       287,500
   15,000  Mellon Bank Corp. ................................................................       901,875
    5,000  National City Corp. ..............................................................       321,563
   10,000  State Street Corp. ...............................................................       623,750
   15,000  SunAmerica, Inc. .................................................................     1,057,499
    5,000  Wachovia Corp. ...................................................................       454,375
                                                                                               ------------
                                                                                                 10,038,812
                                                                                               ------------
           CHEMICALS -- 1.5%
   18,000  E.I. du Pont de Nemours & Co. ....................................................     1,035,000
    7,000  Monsanto Co. .....................................................................       284,375
                                                                                               ------------
                                                                                                  1,319,375
                                                                                               ------------
           COMPUTER EQUIPMENT -- 3.7%
   19,000  Cisco Systems, Inc. (b) ..........................................................     1,197,000
   10,000  Dell Computer Corp. (b) ..........................................................       656,250
    8,000  EMC Corp. (b) ....................................................................       515,000
    7,000  Hewlett-Packard Co. ..............................................................       421,313
    7,000  Sun Microsystems, Inc. (b) .......................................................       407,750
                                                                                               ------------
                                                                                                  3,197,313
                                                                                               ------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
LARGE CAP EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

                                                SECURITY                                          MARKET
SHARES                                        DESCRIPTION                                         VALUE
---------  ----------------------------------------------------------------------------------  ------------
           COMMON STOCKS -- (CONTINUED)
           COMPUTER SOFTWARE -- 4.1%
    8,000  Computer Associates International, Inc. ..........................................  $    315,000
   27,000  Microsoft Corp. (b) ..............................................................     2,858,625
   13,000  Oracle Corp. (b) .................................................................       384,313
                                                                                               ------------
                                                                                                  3,557,938
                                                                                               ------------
           CONSUMER GOODS AND SERVICES -- 9.5%
    5,000  Clorox Co. .......................................................................       546,250
    8,000  Colgate-Palmolive Co. ............................................................       707,000
   10,000  Dow Jones & Co., Inc. ............................................................       458,125
   12,000  Fort James Corp. .................................................................       483,750
   13,000  Gillette Co. .....................................................................       584,188
    6,000  Kimberly-Clark Corp. .............................................................       289,500
   15,000  Mattel, Inc. .....................................................................       538,125
   22,500  Philip Morris Companies, Inc. ....................................................     1,150,312
   15,000  Procter & Gamble Co. .............................................................     1,333,124
   22,000  Ralston-Purina Group .............................................................       734,250
   20,000  Sherwin-Williams Co. .............................................................       503,750
   11,000  Unilever N.V. ....................................................................       827,750
                                                                                               ------------
                                                                                                  8,156,124
                                                                                               ------------
           DIVERSIFIED OPERATIONS -- 4.3%
   33,000  General Electric Co. .............................................................     2,887,500
   11,000  ITT Industries, Inc. .............................................................       393,250
    7,000  Tyco International Ltd. ..........................................................       433,563
                                                                                               ------------
                                                                                                  3,714,313
                                                                                               ------------
           ELECTRONIC COMPONENTS/INSTRUMENTS -- 3.6%
   10,000  Applied Materials, Inc. (b) ......................................................       346,875
   23,000  Compaq Computer Corp. ............................................................       727,375
    5,000  Honeywell, Inc. ..................................................................       399,375
   18,000  Intel Corp. ......................................................................     1,605,375
                                                                                               ------------
                                                                                                  3,079,000
                                                                                               ------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
LARGE CAP EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

                                                SECURITY                                          MARKET
SHARES                                        DESCRIPTION                                         VALUE
---------  ----------------------------------------------------------------------------------  ------------
           COMMON STOCKS -- (CONTINUED)
           ENERGY -- 7.3%
   17,000  Amoco Corp. ......................................................................  $    954,125
    5,000  Atlantic Richfield Co. ...........................................................       344,375
    5,000  Duke Energy Corp. ................................................................       323,438
    7,000  Enron Corp. ......................................................................       369,250
   25,000  Exxon Corp. ......................................................................     1,781,249
    8,000  Halliburton Co. ..................................................................       287,500
    6,000  Mobil Corp. ......................................................................       454,125
   21,000  Royal Dutch Petroleum Co. ........................................................     1,034,250
    6,000  Schlumberger Ltd. ................................................................       315,000
   11,000  USX-Marathon Group ...............................................................       359,563
                                                                                               ------------
                                                                                                  6,222,875
                                                                                               ------------
           FOOD AND BEVERAGES -- 5.0%
   12,000  Anheuser Busch Co., Inc. .........................................................       713,250
   11,000  Bestfoods ........................................................................       599,500
   10,000  Campbell Soup Co. ................................................................       533,125
   24,000  Coca Cola Co. ....................................................................     1,623,000
   23,000  PepsiCo, Inc. ....................................................................       776,250
                                                                                               ------------
                                                                                                  4,245,125
                                                                                               ------------
           FUNERAL SERVICES -- 0.6%
   15,000  Service Corp. International ......................................................       534,375
                                                                                               ------------
           HEALTH CARE -- 13.3%
   32,000  Abbott Laboratories ..............................................................     1,502,000
   17,000  American Home Products Corp. .....................................................       828,750
   13,000  Bausch & Lomb, Inc. ..............................................................       541,938
   11,000  Bristol-Myers Squibb Co. .........................................................     1,216,188
   10,000  Eli Lilly & Co. ..................................................................       809,375
   13,000  Johnson & Johnson ................................................................     1,059,500
    7,000  Medtronic, Inc. ..................................................................       455,000
   12,000  Merck & Co., Inc. ................................................................     1,622,999
   14,000  Pfizer, Inc. .....................................................................     1,502,374
    9,000  Schering-Plough Corp. ............................................................       925,875
   12,000  Warner-Lambert Co. ...............................................................       940,500
                                                                                               ------------
                                                                                                 11,404,499
                                                                                               ------------
           INSURANCE -- 2.9%
   12,000  Conseco, Inc. ....................................................................       416,250
    4,000  General Re Corp. .................................................................       878,750
   20,000  Jefferson-Pilot Corp. ............................................................     1,215,000
                                                                                               ------------
                                                                                                  2,510,000
                                                                                               ------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
LARGE CAP EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

                                                SECURITY                                          MARKET
SHARES                                        DESCRIPTION                                         VALUE
---------  ----------------------------------------------------------------------------------  ------------
           COMMON STOCKS -- (CONTINUED)
           MACHINERY & EQUIPMENT -- 0.5%
   10,000  Caterpillar, Inc. ................................................................  $    450,000
                                                                                               ------------
           MEDIA -- 1.4%
   17,000  The Walt Disney Co. ..............................................................       457,938
    8,000  Time Warner, Inc. ................................................................       742,500
                                                                                               ------------
                                                                                                  1,200,438
                                                                                               ------------
           METALS -- 0.5%
    5,000  Aluminum Company of America ......................................................       396,250
                                                                                               ------------
           PHOTOGRAPHY -- 0.4%
    4,000  Eastman Kodak Co. ................................................................       310,000
                                                                                               ------------
           POLLUTION CONTROL -- 0.6%
   11,700  Waste Management, Inc. ...........................................................       527,963
                                                                                               ------------
           RETAIL -- 3.8%
   10,000  Dayton Hudson Corp. ..............................................................       423,750
   16,000  Home Depot, Inc. .................................................................       696,000
    6,000  McDonald's Corp. .................................................................       401,250
   22,000  Wal-Mart Stores, Inc. ............................................................     1,518,000
    5,000  Walgreen Co. .....................................................................       243,438
                                                                                               ------------
                                                                                                  3,282,438
                                                                                               ------------
           TECHNOLOGY -- 2.1%
   12,000  International Business Machines Corp. ............................................     1,781,250
                                                                                               ------------
           TELECOMMUNICATIONS -- 9.4%
    6,000  Airtouch Communications, Inc. (b) ................................................       336,000
   10,000  Ameritech Corp. ..................................................................       539,375
   17,000  AT&T Corp. .......................................................................     1,058,250
   15,000  Bell Atlantic Corp. ..............................................................       796,875
    8,000  BellSouth Corp. ..................................................................       638,500
   15,000  Lucent Technologies, Inc. ........................................................     1,202,812
   19,151  MCI Worldcom, Inc. (b) ...........................................................     1,058,093
   20,000  SBC Communications, Inc. .........................................................       926,250
    5,000  Sprint Corp. .....................................................................       383,750
   20,000  Tellabs, Inc. (b) ................................................................     1,100,000
                                                                                               ------------
                                                                                                  8,039,905
                                                                                               ------------
           TRANSPORTATION & SHIPPING -- 0.4%
   12,000  Burlington Northern Santa Fe Corp. ...............................................       370,500
                                                                                               ------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
LARGE CAP EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

                                                SECURITY                                          MARKET
SHARES                                        DESCRIPTION                                         VALUE
---------  ----------------------------------------------------------------------------------  ------------
           COMMON STOCKS -- (CONTINUED)
           UTILITIES -- 1.4%
   11,000  Baltimore Gas and Electric Co. ...................................................  $    345,125
   15,000  Southern Co. .....................................................................       422,812
   15,000  Williams Cos., Inc. ..............................................................       411,563
                                                                                               ------------
                                                                                                  1,179,500
                                                                                               ------------
           TOTAL COMMON STOCKS (COST $64,559,346) ...........................................    78,280,618
                                                                                               ------------
           INVESTMENT COMPANIES -- 7.5%
1,500,000  Centura Money Market Fund ........................................................     1,500,000
1,552,793  Goldman Sachs Financial Square Prime Money Market Fund ...........................     1,552,793
  378,344  Provident Institutional Temporary Investment Fund ................................       378,344
   27,000  S&P 500 Depositary Receipt .......................................................     2,971,688
                                                                                               ------------
           TOTAL INVESTMENT COMPANIES (COST $6,269,601) .....................................     6,402,825
                                                                                               ------------
           TOTAL INVESTMENTS (COST $70,828,947) (a) -- 98.8% ................................    84,683,443
           OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2% ....................................     1,063,007
                                                                                               ------------
           TOTAL NET ASSETS -- 100.0% .......................................................  $ 85,746,450
                                                                                               ------------
                                                                                               ------------

-------------

Percentages indicated are based on net assets of $85,746,450.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.............................................  $  14,533,350
Unrealized depreciation.............................................       (678,854)
                                                                      -------------
Net unrealized appreciation.........................................  $  13,854,496
                                                                      -------------
                                                                      -------------

(b) Represents non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
SOUTHEAST EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)

                                                SECURITY                                          MARKET
SHARES                                        DESCRIPTION                                         VALUE
---------  ----------------------------------------------------------------------------------  ------------
           COMMON STOCKS -- 92.3%
           AEROSPACE/DEFENSE -- 5.4%
   14,000  ASA Holdings, Inc. ...............................................................  $    502,250
   35,100  Heico Corp. ......................................................................       868,725
   29,500  Nichols Research Corp. (b) .......................................................       601,063
                                                                                               ------------
                                                                                                  1,972,038
                                                                                               ------------
           BANKING & FINANCIAL SERVICES -- 13.2%
   35,000  Allied Capital Corp. .............................................................       656,250
   25,000  Carolina First Corp. .............................................................       576,563
   18,800  CCB Financial Corp. ..............................................................       989,349
   45,000  Cenit Bancorp, Inc. ..............................................................       877,500
   15,000  Choicepoint, Inc. (b) ............................................................       708,750
   30,000  First Liberty Financial Corp. ....................................................       596,250
   50,000  Florida Banks, Inc. (b) ..........................................................       393,750
                                                                                               ------------
                                                                                                  4,798,412
                                                                                               ------------
           BUILDING & CONSTRUCTION -- 5.1%
   25,000  Coachmen Industries, Inc. ........................................................       578,125
   60,000  Westower Corp. (b) ...............................................................     1,275,000
                                                                                               ------------
                                                                                                  1,853,125
                                                                                               ------------
           BUSINESS EQUIPMENT & SERVICES -- 1.4%
   30,000  Rollins, Inc. ....................................................................       517,500
                                                                                               ------------
           COMMERCIAL SERVICES -- 3.9%
   46,000  Ace Cash Express, Inc. (b) .......................................................       724,500
   65,000  Aviall, Inc. (b) .................................................................       702,813
                                                                                               ------------
                                                                                                  1,427,313
                                                                                               ------------
           COMPUTER SOFTWARE -- 1.4%
   72,500  Broadway & Seymour, Inc. (b)                                                             253,750
   24,000  Datastream Systems, Inc. (b) .....................................................       241,500
                                                                                               ------------
                                                                                                    495,250
                                                                                               ------------
           CONSUMER GOODS AND SERVICES -- 3.7%
   45,000  Cash America International, Inc. .................................................       562,500
   60,000  Home Choice Holdings, Inc. (b) ...................................................       783,750
                                                                                               ------------
                                                                                                  1,346,250
                                                                                               ------------
           DISTRIBUTION/WHOLESALE -- 2.8%
   70,000  Fresh America Corp. (b) ..........................................................     1,015,000
                                                                                               ------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
SOUTHEAST EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

                                                SECURITY                                          MARKET
SHARES                                        DESCRIPTION                                         VALUE
---------  ----------------------------------------------------------------------------------  ------------
           COMMON STOCKS -- (CONTINUED)
           ELECTRONIC COMPONENTS/INSTRUMENTS -- 13.4%
   25,000  Artesyn Technologies, Inc. (b) ...................................................  $    360,938
   20,000  AVX Corp. ........................................................................       355,000
   41,400  Benchmark Electronics, Inc. (b) ..................................................       975,487
   30,700  C&D Technologies, Inc. ...........................................................       748,312
   30,000  General Cable Corp. ..............................................................       592,500
   10,000  Jabil Circuit, Inc. (b) ..........................................................       463,125
   30,000  Photronics, Inc. (b) .............................................................       654,375
   31,500  World Access, Inc. (b) ...........................................................       673,312
                                                                                               ------------
                                                                                                  4,823,049
                                                                                               ------------
           ENERGY -- 4.2%
   64,000  Dailey Petroleum Services (b) ....................................................        66,000
   51,000  Global Industries Ltd. (b) .......................................................       490,875
   50,000  Midcoast Energy Resources ........................................................       950,000
                                                                                               ------------
                                                                                                  1,506,875
                                                                                               ------------
           ENGINEERING -- 0.9%
   25,000  Stolt Comex Seaway, SA (b) .......................................................       318,750
                                                                                               ------------
           FOOD AND BEVERAGES -- 2.7%
   34,000  Richfood Holdings, Inc. ..........................................................       603,500
   20,000  Smithfield Foods, Inc. (b) .......................................................       392,500
                                                                                               ------------
                                                                                                    996,000
                                                                                               ------------
           FOREST PRODUCTS -- 2.7%
   27,000  Buckeye Technologies, Inc. (b) ...................................................       540,000
   18,000  Deltic Timber Corp. ..............................................................       438,750
                                                                                               ------------
                                                                                                    978,750
                                                                                               ------------
           HEALTH CARE -- 9.0%
   65,000  Coventry Health Care, Inc. (b) ...................................................       629,688
   30,000  Maxxim Medical, Inc. (b) .........................................................       757,500
   35,000  Pharmaceutical Product Development, Inc. (b) .....................................       944,999
   25,000  PSS World Medical, Inc. (b) ......................................................       553,125
   10,000  Trigon Healthcare, Inc. (b) ......................................................       375,000
                                                                                               ------------
                                                                                                  3,260,312
                                                                                               ------------
           INSURANCE -- 4.7%
   30,000  American Heritage Life Investment Corp. ..........................................       624,375
   37,500  FPIC Insurance Group, Inc. (b) ...................................................     1,092,188
                                                                                               ------------
                                                                                                  1,716,563
                                                                                               ------------
           MEDIA -- 5.0%
   18,000  Media General, Inc., Class A .....................................................       805,500
   40,000  Nelson (Thomas), Inc. ............................................................       512,500
   60,000  Paxson Communications Corp. (b) ..................................................       502,500
                                                                                               ------------
                                                                                                  1,820,500
                                                                                               ------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
SOUTHEAST EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

                                                SECURITY                                          MARKET
SHARES                                        DESCRIPTION                                         VALUE
---------  ----------------------------------------------------------------------------------  ------------
           COMMON STOCKS -- (CONTINUED)
           METALS -- 0.7%
   35,000  Commonwealth Industries, Inc. ....................................................  $    264,688
                                                                                               ------------
           OFFICE EQUIPMENT & SERVICES -- 1.7%
   49,000  Global Imaging Systems, Inc. (b) .................................................       618,625
                                                                                               ------------
           POLLUTION CONTROL -- 0.6%
   80,000  Trion, Inc. ......................................................................       230,000
                                                                                               ------------
           RESEARCH & DEVELOPMENT -- 1.3%
   30,000  Applied Analytical Industries, Inc. (b) ..........................................       465,000
                                                                                               ------------
           RETAIL -- 5.7%
   45,000  Ingles Markets, Inc., Class A ....................................................       562,500
   65,000  Pier 1 Imports, Inc. .............................................................       601,250
   44,600  Tropical Sportswear International (b) ............................................       892,000
                                                                                               ------------
                                                                                                  2,055,750
                                                                                               ------------
           UTILITIES -- 1.4%
   15,000  Piedmont Natural Gas Co., Inc. ...................................................       521,250
                                                                                               ------------
           WIRE & CABLE PRODUCTS -- 1.4%
   95,000  Insteel Industries, Inc. .........................................................       492,813
                                                                                               ------------
           TOTAL COMMON STOCKS (COST $33,303,488) ...........................................    33,493,813
                                                                                               ------------
           INVESTMENT COMPANIES -- 5.9%
1,500,000  Centura Money Market Fund ........................................................     1,500,000
  322,668  Goldman Sachs Financial Square Prime Money Market Fund ...........................       322,668
  322,668  Provident Institutional Temporary Investment Fund ................................       322,668
                                                                                               ------------
           TOTAL INVESTMENT COMPANIES (COST $2,145,336) .....................................     2,145,336
                                                                                               ------------
           TOTAL INVESTMENTS (COST $35,448,824) (A) -- 98.2% ................................    35,639,149
           OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.8% ....................................       656,166
                                                                                               ------------
           TOTAL NET ASSETS -- 100.0% .......................................................  $ 36,295,315
                                                                                               ------------
                                                                                               ------------

-------------

Percentages indicated are based on net assets of $36,295,315.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.............................................  $   4,718,847
Unrealized depreciation.............................................     (4,528,522)
                                                                      -------------
Net unrealized appreciation.........................................  $     190,325
                                                                      -------------
                                                                      -------------

(b) Represents non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
FEDERAL SECURITIES INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)

PRINCIPAL                                        SECURITY                                         MARKET
AMOUNT                                         DESCRIPTION                                         VALUE
-----------  --------------------------------------------------------------------------------  -------------
             U.S. GOVERNMENT OBLIGATIONS -- 13.5%
             U.S. TREASURY NOTES -- 13.5%
$ 4,000,000  5.50%, 3/31/03 .................................................................  $   4,190,760
  8,000,000  6.13%, 8/15/07 .................................................................      8,836,320
  4,000,000  5.63%, 5/15/08 .................................................................      4,310,320
                                                                                               -------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $16,591,316) ...........................     17,337,400
                                                                                               -------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 81.1%
             FEDERAL FARM CREDIT BANK -- 1.6%
  2,000,000  5.84%, 11/21/03 ................................................................      2,082,260
                                                                                               -------------
             FEDERAL HOME LOAN BANK -- 17.3%
  5,000,000  6.24%, 6/23/00 .................................................................      5,123,100
  4,500,000  5.62%, 1/12/01 .................................................................      4,588,785
  5,000,000  6.09%, 12/23/02 ................................................................      5,238,350
  2,000,000  5.92%, 3/19/08 .................................................................      2,088,340
  5,000,000  5.98%, 6/18/08 .................................................................      5,249,600
                                                                                               -------------
                                                                                                  22,288,175
                                                                                               -------------
             FEDERAL HOME LOAN MORTGAGE CORP. -- 10.6%
  3,943,370  6.50%, 2/1/04, Pool #N97461 ....................................................      3,998,814
  4,297,258  6.50%, 9/1/04, Pool #97771 .....................................................      4,357,677
  5,000,000  6.13%, 2/27/06 .................................................................      5,267,200
                                                                                               -------------
                                                                                                  13,623,691
                                                                                               -------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 51.6%
  5,000,000  5.44%, 1/29/01 .................................................................      5,081,700
  5,000,000  6.18%, 3/15/01 .................................................................      5,168,250
  2,454,638  6.00%, 11/1/03, Pool #50948 ....................................................      2,484,535
  1,548,549  6.00%, 1/1/04, Pool #50968 .....................................................      1,565,475
  4,335,876  6.50%, 7/1/04, Pool #250995 ....................................................      4,392,763
  4,517,702  6.50%, 10/1/04, Pool #251243 ...................................................      4,576,974
  4,760,956  6.00%, 11/1/04, Pool #251413 ...................................................      4,795,139
  1,885,000  5.50%, 11/1/05, Pool #252243 ...................................................      1,877,931
  3,566,887  6.50%, 11/1/07, Pool #251509 ...................................................      3,627,060
  3,539,140  6.00%, 1/1/08, Pool #251627 ....................................................      3,547,988
  8,638,392  6.00%, 2/1/08, Pool #251660 ....................................................      8,659,989
  5,000,000  5.75%, 2/15/08 .................................................................      5,188,850
  1,226,762  5.50%, 3/1/08, Pool #395059 ....................................................      1,219,794
  1,208,549  5.50%, 4/1/08, Pool #411900 ....................................................      1,201,684
  1,217,551  6.00%, 4/1/08, Pool #251725 ....................................................      1,230,858
    243,760  5.50%, 5/1/08, Pool #431606 ....................................................        242,568
    948,544  6.00%, 6/1/08, Pool #251827 ....................................................        958,912
  6,448,380  6.00%, 6/1/08, Pool #418487 ....................................................      6,487,457
  4,208,610  6.00%, 8/1/08, Pool #251904 ....................................................      4,254,610
                                                                                               -------------
                                                                                                  66,562,537
                                                                                               -------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $102,498,404) ...................    104,556,663
                                                                                               -------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
FEDERAL SECURITIES INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

SHARE OR
PRINCIPAL                                        SECURITY                                         MARKET
AMOUNT                                         DESCRIPTION                                         VALUE
-----------  --------------------------------------------------------------------------------  -------------
             INVESTMENT COMPANIES -- 6.4%
  1,500,000  Centura Money Market Fund ......................................................  $   1,500,000
  4,114,053  Goldman Financial Square Treasury Short Term Money Market Fund .................      4,114,053
  2,675,187  Provident Institutional Temporary Investment Fund ..............................      2,675,187
                                                                                               -------------
             TOTAL INVESTMENT COMPANIES (COST $8,289,240) ...................................      8,289,240
                                                                                               -------------
             TOTAL INVESTMENTS (COST $127,378,960) (A) -- 101.0% ............................    130,183,303
             LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.0)% ................................     (1,304,530)
                                                                                               -------------
             TOTAL NET ASSETS -- 100.0% .....................................................  $ 128,878,773
                                                                                               -------------
                                                                                               -------------

NO. OF
CONTRACTS                                                                                          PREMIUMS
---------                                                                                         -----------
           OPTIONS OUTSTANDING AT END OF PERIOD CONSIST OF:
5,000,000  U.S. Treasury Note, 5.25%, 105.13, 11/3/98 ..........................................   $  35,937
5,000,000  U.S. Treasury Note, 5.25%, 104.83, 11/17/98 .........................................      39,453
                                                                                                  -----------
           Total written put options (premium received $75,390).................................   $  75,390
                                                                                                  -----------
                                                                                                  -----------

-------------

Percentages indicated are based on net assets of $128,878,773.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.............................................  $   2,925,683
Unrealized depreciation.............................................       (118,606)
                                                                      -------------
Net unrealized appreciation.........................................  $   2,807,077
                                                                      -------------
                                                                      -------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
NORTH CAROLINA TAX-FREE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)

PRINCIPAL                                        SECURITY
AMOUNT                                          DESCRIPTION                                     MARKET VALUE
-----------  ---------------------------------------------------------------------------------  ------------
             NORTH CAROLINA MUNICIPAL OBLIGATIONS -- (97.7%)
   $935,000  Cabarrus County GO, 5.30%, 2/1/08, Callable 2/1/07 @ 100.5, (MBIA Insured) ......  $  1,018,486
    900,000  Cabarrus County GO, 5.30%, 2/1/10, Callable 2/1/07 @ 101.5, (MBIA Insured) ......       973,602
  1,000,000  Carteret County GO, 5.40%, 5/1/09, Callable 5/1/06 @ 101.5, (MBIA Insured) ......     1,086,650
  1,000,000  Centennial Authority North Carolina Hotel Tax Revenue, Arena Project, 4.65%,
               9/1/06, (FSA Insured) .........................................................     1,043,650
    620,000  Charlotte County Mecklenberg GO, 6.00%, 1/1/04, Callable 1/1/02 @ 102 ...........       670,369
  1,000,000  Charlotte County Mecklenberg Hospital Authority GO, 4.90%, 1/15/10, Callable
               1/15/07 @ 102 .................................................................     1,035,450
    500,000  Charlotte UTGO, Refunding, 5.10%, 6/1/09, Callable 6/1/05 @ 102 .................       534,890
  1,400,000  Cleveland County UTGO, Refunding, 5.10%, 6/1/07, Callable 6/1/03 @ 102, (FGIC
               Insured) ......................................................................     1,486,338
  1,630,000  Concord North Carolina Utilities Systems RB, 6.00%, 12/1/10, Callable 12/1/02 @
               102, Sinkable 12/1/06 @ 100, (MBIA Insured) ...................................     1,801,394
  1,000,000  Craven County GO, 5.40%, 6/1/02, (MBIA Insured) .................................     1,059,500
  1,535,000  Cumberland County Civic Center Project, Series A, CP, 6.20%, 12/1/07, Callable
               12/1/04 @ 102, (AMBAC Insured) ................................................     1,751,096
    500,000  Cumberland County, GO, 4.80%, 3/1/03, (FGIC Insured) ............................       521,520
  1,000,000  Dare County, Certificate Participation Series A, 4.50%, 5/1/04, (MBIA
               Insured) ......................................................................     1,031,210
    880,000  Durham County GO, 5.75%, 2/1/07, Callable 2/1/02 @ 102 ..........................       948,878
    500,000  Durham County Public Improvements, 4.60%, 3/1/04 ................................       519,745
    300,000  Educational Facilities Finance Agency, Duke University Project, Series B, 4.70%,
               10/1/08, Callable 10/1/06 @ 102 ...............................................       314,664
  1,280,000  Fayetteville Public Works Commission Revenue, Series A, 5.25%, 3/1/08, Callable
               3/1/05 @ 102, (AMBAC Insured) .................................................     1,375,539
  1,000,000  Gaston County Public Facilities Project, CP, 4.75%, 12/1/05, (MBIA Insured) .....     1,048,680
  1,000,000  Gaston County UTGO, 5.70%, 3/1/05, Callable 3/1/04 @ 100.5, (MBIA Insured) ......     1,089,220
    600,000  Greensboro County, GO, 4.60%, 4/1/03 ............................................       621,936
  1,000,000  Iredell County, 4.75%, 2/1/12, Callable 2/1/07 @ 102 ............................     1,021,180
  1,000,000  Iredell County Memorial Hospital Revenue, 5.10%, 10/1/11, Callable 10/1/07 @ 101,
               (AMBAC Insured) ...............................................................     1,051,500
  1,000,000  Lee County GO, 5.00%, 4/1/06, (MBIA Insured) ....................................     1,065,930
  1,000,000  Mecklenburg County UTGO, Series B, 4.80%, 3/1/06 ................................     1,055,910
    500,000  North Carolina Housing Financial Agency, Series A1, Refunding, 4.65%, 1/1/04 ....       504,450
    500,000  North Carolina Housing Financial Agency, Series A1, Refunding, 4.75%, 1/1/05 ....       505,700
  1,500,000  North Carolina Municipal Power Agency #1, Catawba Electric Revenue, Refunding,
               5.25%, 1/1/09, (MBIA Insured) .................................................     1,616,939
    500,000  North Carolina State, GO, 5.00%, 6/1/05 .........................................       533,605
  1,000,000  Onslow County UTGO, 5.60%, 3/1/05 ...............................................     1,093,690
  1,050,000  Orange County UTGO, Refunding, 5.10%, 6/1/03 ....................................     1,110,449
    500,000  Piedmont Triad Airport Authority Revenue, Refunding, 6.75%, 7/1/10, Callable
               7/1/00 @ 102, Sinkable 7/1/06 @100, (MBIA Insured) ............................       534,010
  1,000,000  Pitt County Memorial Hospital Revenue, 5.38%, 12/1/10, Callable 12/1/05 @ 102 ...     1,091,950
    625,000  Pitt County Public Facilities, CP, Series A, 5.35%, 4/1/07, (MBIA Insured) ......       680,363
  1,250,000  Raleigh UTGO, Refunding, 6.40%, 3/1/02 ..........................................     1,334,638
  1,000,000  Union City, Refunding, GO, 4.80%, 5/1/05, (MBIA Insured) ........................     1,050,380
    870,000  University of North Carolina, Dining System Revenue, 5.30%, 5/15/12, Callable
               5/15/07 @ 102 .................................................................       926,768

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
NORTH CAROLINA TAX-FREE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

SHARES OR
PRINCIPAL                                        SECURITY                                          MARKET
AMOUNT                                          DESCRIPTION                                        VALUE
-----------  ---------------------------------------------------------------------------------  ------------
             NORTH CAROLINA MUNICIPAL OBLIGATIONS -- (CONTINUED)
$ 1,460,000  University of North Carolina, Utility System RB, Refunding, 5.00%, 8/1/09,
               Callable 8/1/02 @ 102 .........................................................  $  1,519,422
  1,000,000  Wake County, 4.50%, 3/1/10, Callable 3/1/06 @ 102 ...............................     1,020,900
    500,000  Wake County Public Improvement, 4.50%, 3/1/03 ...................................       516,375
    500,000  Wake Forest University Education Facility, 5.00%, 11/1/12, Callable 11/1/07 @
               102, Sinkable 11/1/09 @ 100 ...................................................       519,525
  1,275,000  Wilkes County UTGO, Refunding, 5.20%, 6/1/05, Callable 6/1/03 @ 101 .............     1,353,247
  1,000,000  Winston Salem CP, Series A, 5.30%, 6/1/09, Callable 6/1/06 @ 102, Sinkable 6/1/08
               @ 100 .........................................................................     1,082,320
    500,000  Winston Salem State University Revenue, Refunding, 4.75%, 1/1/10, Callable 1/1/09
               @ 101, (MBIA Insured) .........................................................       512,840
    500,000  Winston Salem State University Revenue, Refunding, 4.85%, 1/1/11, Callable 1/1/09
               @ 101, (MBIA Insured) .........................................................       512,770
  1,000,000  Winston Salem Water & Sewer System RB, 6.30%, 6/1/06 ............................     1,104,961
                                                                                                ------------
             TOTAL NORTH CAROLINA MUNICIPAL OBLIGATIONS (COST $40,971,139) ...................    43,252,639
                                                                                                ------------
             INVESTMENT COMPANIES -- (1.2%)
    274,500  Institutional Liquid Assets Tax-Free Money Market Fund ..........................       274,500
    274,500  PNC Investment Money Market Fund ................................................       274,500
                                                                                                ------------
             TOTAL INVESTMENT COMPANIES (COST $549,001) ......................................       549,000
                                                                                                ------------
             TOTAL INVESTMENTS (COST $41,520,140) (A) -- 98.9% ...............................    43,801,639
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1% ...................................       509,368
                                                                                                ------------
             TOTAL NET ASSETS -- 100.0% ......................................................  $ 44,311,007
                                                                                                ------------
                                                                                                ------------

-------------

Percentages indicated are based on net assets of $44,311,007.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation..............................................  $   2,281,499
Unrealized depreciation..............................................             --
                                                                       -------------
Net unrealized appreciation..........................................  $   2,281,499
                                                                       -------------
                                                                       -------------

(b) Represents non-income producing security.

AMBAC -- American Municipal Bond Assurance Corp.

CP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Corp.

FSA -- Financial Security Assurance

GO -- General Obligation

MBIA -- Municipal Bond Insurance Association

RB -- Revenue Bond

UTGO -- Unlimited Tax General Obligation

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)

 PRINCIPAL                                       SECURITY                                          MARKET
  AMOUNT                                        DESCRIPTION                                        VALUE
-----------  ---------------------------------------------------------------------------------  ------------
             COMMERCIAL PAPER -- (27.5%)
             BANKING & FINANCIAL SERVICES -- (20.6%)
  2,000,000  American Express Co., 5.40%, 3/5/99 .............................................  $  1,962,800
  2,000,000  Bank of America Corp., 5.49%, 1/6/99 ............................................     1,979,870
  2,000,000  Ford Motor Credit Corp., 5.40%, 12/1/98 .........................................     1,991,000
  2,000,000  International Business Machines Credit Corp., 5.05%, 12/7/98 ....................     1,989,900
  2,000,000  Merrill Lynch & Co., Inc., 5.40%, 11/16/98 ......................................     1,995,500
  2,000,000  Salomon Smith Barney Holdings, Inc., 5.49%, 11/16/98 ............................     1,995,425
                                                                                                ------------
                                                                                                  11,914,495
                                                                                                ------------
             ELECTRONIC COMPONENTS/INSTRUMENTS -- (3.5%)
  2,000,000  General Electric Co., 5.51%, 11/2/98 ............................................     1,999,694
                                                                                                ------------
             FOOD AND BEVERAGES -- (3.4%)
  2,000,000  Coca Cola Co., 5.24%, 12/15/98 ..................................................     1,987,191
                                                                                                ------------
             TOTAL COMMERCIAL PAPER (COST $15,901,380) .......................................    15,901,380
                                                                                                ------------
             U.S. GOVERNMENT AGENCY MORTGAGES -- (70.3%)
             FEDERAL AGRICULTURAL MORTGAGE CORPORATION -- (6.9%)
  2,000,000  5.42%, 11/4/98 ..................................................................     1,999,097
  2,000,000  5.08%, 12/11/98 .................................................................     1,988,711
                                                                                                ------------
                                                                                                   3,987,808
                                                                                                ------------
             FEDERAL FARM CREDIT BANK -- (3.5%)
  2,000,000  5.23%, 11/5/98 ..................................................................     1,998,838
                                                                                                ------------
             FEDERAL HOME LOAN BANK -- (10.3%)
  2,000,000  5.25%, 1/5/99 ...................................................................     1,981,042
  2,000,000  4.85%, 3/9/99 ...................................................................     1,965,511
  2,000,000  5.60%, 7/30/99 ..................................................................     2,011,552
                                                                                                ------------
                                                                                                   5,958,105
                                                                                                ------------
             FEDERAL HOME LOAN MORTGAGE CORP. -- (25.6%)
  5,000,000  5.42%, 11/2/98 ..................................................................     4,999,246
  2,000,000  4.94%, 2/2/99 ...................................................................     1,974,477
  2,000,000  5.16%, 2/5/99 ...................................................................     1,972,480
  2,000,000  5.04%, 12/28/98 .................................................................     1,984,040
  2,000,000  5.15%, 3/8/99 ...................................................................     1,963,664
  2,000,000  5.41%, 11/17/98 .................................................................     1,995,191
                                                                                                ------------
                                                                                                  14,889,098
                                                                                                ------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

SHARES OR
PRINCIPAL                                        SECURITY                                          MARKET
AMOUNT                                          DESCRIPTION                                        VALUE
-----------  ---------------------------------------------------------------------------------  ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (24.0%)
  2,000,000  5.04%, 1/4/99 ...................................................................  $  1,982,080
  2,000,000  5.00%, 3/18/99 ..................................................................     1,961,944
  2,000,000  5.33%, 11/30/98 .................................................................     1,991,413
  2,000,000  5.26%, 12/21/98 .................................................................     1,985,389
  2,000,000  5.58%, 1/15/99 ..................................................................     2,000,000
  2,000,000  5.50%, 2/12/99 ..................................................................     2,000,000
  2,000,000  4.75%, 4/9/99 ...................................................................     1,958,042
                                                                                                ------------
                                                                                                  13,878,868
                                                                                                ------------
             TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (COST $40,712,717) .......................    40,712,717
                                                                                                ------------
             INVESTMENT COMPANIES -- (2.2%)
  1,271,246  Goldman Sachs Financial Square Prime Money Market Fund ..........................     1,271,246
                                                                                                ------------
             TOTAL INVESTMENT COMPANIES (COST $1,271,246) ....................................     1,271,246
                                                                                                ------------
             TOTAL INVESTMENTS (COST $57,885,343) (a) -- 100.0% ..............................    57,885,343
             LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0% ...................................       (28,070)
                                                                                                ------------
             TOTAL NET ASSETS -- 100.0% ......................................................  $ 57,857,273
                                                                                                ------------
                                                                                                ------------

-------------

(a) Cost and value for federal income tax and financial reporting purposes are the same.

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1998 (UNAUDITED)

                                                                                            NORTH
                                                     LARGE CAP   SOUTHEAST     FEDERAL     CAROLINA     MONEY
                                          MID CAP      EQUITY      EQUITY    SECURITIES    TAX-FREE     MARKET
                                        EQUITY FUND     FUND        FUND     INCOME FUND  BOND FUND    FUND (A)
                                        -----------  ----------  ----------  -----------  ----------  ----------
ASSETS:
Investments in securities, at value
  (cost $147,035,723, $70,828,947,
  $35,448,824, $127,378,960,
  $41,520,140, and $57,885,343
  respectively).......................  $180,347,211 $84,683,443 $35,639,149 $130,183,303 $43,801,639 $57,885,343
Cash..................................           --     306,704     142,826           --          --      60,364
Dividends and interest receivable.....      197,881      90,739      25,078    1,246,553     663,221     156,468
Receivable for capital shares sold....          955          --      14,323           --          --          --
Receivable from investment securities
  sold................................    5,650,772     854,138     512,298           --          --          --
Unamortized organizational costs......        3,822          --      10,503        5,056       1,684      30,722
Prepaid expenses and other assets.....       17,900       2,341         180       11,310       6,240       7,653
                                        -----------  ----------  ----------  -----------  ----------  ----------
    Total Assets......................  186,218,541  85,937,365  36,344,357  131,446,222  44,472,784  58,140,550
                                        -----------  ----------  ----------  -----------  ----------  ----------
LIABILITIES:
Dividends payable.....................        3,896      19,876          --      541,289     149,897     264,100
Payable to brokers for investments
  purchased...........................    6,388,611     141,370      22,344    1,882,568          --          --
Payable to custodian..................    2,583,237          --          --       59,008       1,572          --
Put option contracts written, at value
  -- premiums received $75,390........           --          --          --       72,656          --          --
Payable for capital shares redeemed...      183,080         500          --        3,000          --          --
Accrued expenses and other payables:
  Investment advisory fees............       13,349       6,472       2,745        4,268       1,214         129
  Administration fees.................        2,861       1,387         588        2,134         534          64
  Distribution fees...................       15,949       2,341       4,381          207       1,434          11
  Other liabilities...................       27,370      18,969      18,984        2,319       7,126      18,973
                                        -----------  ----------  ----------  -----------  ----------  ----------
    Total Liabilities.................    9,218,353     190,915      49,042    2,567,449     161,777     283,277
                                        -----------  ----------  ----------  -----------  ----------  ----------
NET ASSETS:
Shares of beneficial interest issued
  and outstanding (par value $.001 per
  share) 900,000,000 shares
  authorized..........................       11,779       7,048       2,972       12,347       4,182      57,857
Additional paid-in mcapital...........  125,215,586  64,465,788  33,167,181  123,503,726  41,819,136  57,799,416
Accumulated undistributed
  (distributions in excess of) net
  investment income...................        3,956      23,251     (42,997)          --       3,737          --
Accumulated undistributed net realized
  gaims (losses) from investment
  transactions........................   18,457,379   7,395,867   2,977,834    2,555,623     202,453          --
Net unrealized appreciation
  (depreciation) from investments.....   33,311,488  13,854,496     190,325    2,807,077   2,281,499          --
                                        -----------  ----------  ----------  -----------  ----------  ----------
    Net Assets........................  $177,000,188 $85,746,450 $36,295,315 $128,878,773 $44,311,007 $57,857,273
                                        -----------  ----------  ----------  -----------  ----------  ----------
                                        -----------  ----------  ----------  -----------  ----------  ----------
Class A:
  Net Assets..........................  $12,767,789  $1,602,426  $3,191,321  $   519,699  $5,072,521  $   11,458
  Shares Outstanding..................      849,253     131,533     261,168       49,803     478,708      11,458
  Net Asset Value Per Share...........       $15.03      $12.18      $12.22       $10.44      $10.60       $1.00
                                        -----------  ----------  ----------  -----------  ----------  ----------
                                        -----------  ----------  ----------  -----------  ----------  ----------

Maximum Sales Charge..................         4.50%       4.50%       4.50%        2.75%       2.75%        N/A
Maximum Offering Price Per Share
  (100%/ (100% -- Maximum Sales
  Charge) of net asset value adjusted
  to the nearest cent) per share......       $15.74      $12.75      $12.80       $10.74      $10.90       $1.00
                                        -----------  ----------  ----------  -----------  ----------  ----------
                                        -----------  ----------  ----------  -----------  ----------  ----------
Class B:
  Net Assets..........................  $17,089,998  $2,552,131  $4,953,155  $   152,111  $  588,434         N/A
  Shares Outstanding..................    1,157,856     210,514     409,457       14,584      55,516         N/A
  Net Asset Value Per Share
    (redemption value varies based on
    time held)........................       $14.76      $12.12      $12.10       $10.43      $10.60         N/A
                                        -----------  ----------  ----------  -----------  ----------  ----------
                                        -----------  ----------  ----------  -----------  ----------  ----------
Class C:
  Net Assets..........................  $147,142,401 $81,591,893 $28,150,839 $128,206,963 $38,650,052 $57,845,815
  Shares Outstanding..................    9,771,782   6,706,042   2,301,060   12,282,428   3,647,615  57,845,815
  Net Asset Value Per Share...........       $15.06      $12.17      $12.23       $10.44      $10.60       $1.00
                                        -----------  ----------  ----------  -----------  ----------  ----------
                                        -----------  ----------  ----------  -----------  ----------  ----------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

                                                                                              NORTH
                                                                                FEDERAL     CAROLINA       MONEY
                                        MID CAP      LARGE CAP    SOUTHEAST   SECURITIES    TAX-FREE      MARKET
                                      EQUITY FUND   EQUITY FUND  EQUITY FUND  INCOME FUND   BOND FUND     FUND(A)
                                      ------------  -----------  -----------  -----------  -----------  -----------
INVESTMENT INCOME:
  Dividends.........................  $  1,430,275  $   850,508  $   217,805  $   133,282  $    15,417  $     6,051
  Interest..........................        51,731        8,893           --    3,684,886    1,038,091    1,157,421
                                      ------------  -----------  -----------  -----------  -----------  -----------
    Total Income:                        1,482,006      859,401      217,805    3,818,168    1,053,508    1,163,472
                                      ------------  -----------  -----------  -----------  -----------  -----------
EXPENSES:
  Advisory fees.....................       677,727      243,473      127,495      198,710       78,080       63,421
  Administration fees...............       145,227       52,173       27,320       99,355       33,463       31,710
  Distribution fees -- Class A......        33,055        3,862        7,775        1,332       12,245           25
  Distribution fees -- Class B......        87,000       11,596       24,146          685        2,697           --
  Custodian fees....................        24,194        8,693        4,738       16,560        5,579        5,285
  Accounting fees...................        15,274       15,720       16,701       16,695       16,825       13,376
  Directors' fees and expenses......         7,302        1,769        3,069        2,937        1,317        2,088
  Transfer agent fees...............        52,345        4,637       24,288        8,719        6,637        5,777
  Other expenses....................        31,378       11,767       29,157          345       16,256       27,900
                                      ------------  -----------  -----------  -----------  -----------  -----------
    Total Expenses before voluntary
      fee reductions:                    1,073,502      353,690      264,689      345,338      173,099      149,582
    Expenses voluntarily reduced or
      reimbursed....................       (16,527)     (90,461)      (3,887)        (837)     (70,458)     (99,439)
                                      ------------  -----------  -----------  -----------  -----------  -----------
  Total Net Expenses:                    1,056,975      263,229      260,802      344,501      102,641       50,143
                                      ------------  -----------  -----------  -----------  -----------  -----------
Net Investment Income:                     425,031      596,172      (42,997)   3,473,667      950,867    1,113,329
                                      ------------  -----------  -----------  -----------  -----------  -----------
NET REALIZED/UNREALIZED GAINS
  (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from
  investment transactions:               9,550,619    4,043,531        1,148      477,275       91,637           --
  Net change in unrealized
    appreciation (depreciation) from
    investments.....................   (25,684,682)  (4,555,940)  (7,650,361)   2,670,356    1,169,182           --
                                      ------------  -----------  -----------  -----------  -----------  -----------
  Net Realized/Unrealized Gains
    (Losses) from Investments:         (16,134,063)    (512,409)  (7,649,213)   3,147,631    1,260,819           --
                                      ------------  -----------  -----------  -----------  -----------  -----------
Change in Net Assets Resulting from
  Operations........................  $(15,709,032) $    83,763  $(7,692,210) $ 6,621,298  $ 2,211,686  $ 1,113,329
                                      ------------  -----------  -----------  -----------  -----------  -----------
                                      ------------  -----------  -----------  -----------  -----------  -----------

-------------

(a) For the period from June 1, 1998 (commencement of operations) to October 31, 1998.

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                      MID CAP EQUITY FUND       LARGE CAP EQUITY FUND
                                    ------------------------  -------------------------
                                    FOR THE SIX    FOR THE    FOR THE SIX     FOR THE
                                    MONTHS ENDED  YEAR ENDED  MONTHS ENDED  YEAR ENDED
                                    OCTOBER 31,   APRIL 30,   OCTOBER 31,    APRIL 30,
                                        1998         1998         1998         1998
                                    ------------  ----------  ------------  -----------
                                    (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income...........   $  425,031   $  929,505   $  596,172    $1,482,896
  Net realized gains (losses) from
    investment transactions.......    9,550,619   25,429,484    4,043,531    5,422,320
  Net change in unrealized
    appreciation (depreciation)
    from investments..............  (25,684,682)  32,952,332   (4,555,940)   9,444,095
                                    ------------  ----------  ------------  -----------
Change in net assets resulting
  from operations.................  (15,709,032)  59,311,321       83,763   16,349,311
                                    ------------  ----------  ------------  -----------
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment income....      (20,689)     (34,856)     (11,697)     (17,787)
    In excess of net investment
      income......................           --           --         (549)        (526)
    From net realized gain from
      investment transactions.....           --   (2,494,669)          --      (83,795)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment income....       (2,315)          --       (7,639)     (15,848)
    In excess of net investment
      income......................           --       (2,655)      (3,963)      (1,642)
    From net realized gain from
      investment transactions.....           --   (3,086,772)          --     (124,900)
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
    From net investment income....     (398,071)    (876,414)    (577,805)  (1,418,361)
    In excess of net investment
      income......................           --           --           --           --
    From net realized gain from
      investment transactions.....           --   (37,488,913)          --  (5,725,838)
                                    ------------  ----------  ------------  -----------
Change in net assets from
  shareholder distributions.......     (421,075)  (43,984,229)    (601,653) (7,388,697)
                                    ------------  ----------  ------------  -----------
Change in net assets from share
  transactions....................  (18,888,697)  31,216,606   17,538,900    6,514,129
                                    ------------  ----------  ------------  -----------
Change in net assets..............  (35,018,804)  46,543,698   17,021,010   15,474,743
NET ASSETS:
  Beginning of year...............  212,018,992   165,475,294  68,725,440   53,250,697
                                    ------------  ----------  ------------  -----------
  End of year (including
    undistributed net investment
    income of $3,956, $0, $23,251,
    and $28,732, respectively) ...  1$77,000,188  $212,018,992  $85,746,450 6$8,725,440
                                    ------------  ----------  ------------  -----------
                                    ------------  ----------  ------------  -----------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                 FEDERAL SECURITIES
                                    SOUTHEAST EQUITY FUND           INCOME FUND
                                  --------------------------  ------------------------
                                                  FOR THE
                                                   PERIOD
                                  FOR THE SIX   FROM MAY 2,   FOR THE SIX    FOR THE
                                  MONTHS ENDED   1997(A) TO   MONTHS ENDED  YEAR ENDED
                                  OCTOBER 31,    APRIL 30,    OCTOBER 31,   APRIL 30,
                                      1998          1998          1998         1998
                                  ------------  ------------  ------------  ----------
                                  (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.........   $  (42,997)   $   94,888    $3,473,667   $7,228,918
  Net realized gains (losses)
    from investment
    transactions................        1,148     4,803,926       477,275    2,499,631
  Net change in unrealized
    appreciation (depreciation)
    from investments............   (7,650,361)    7,061,973     2,670,356      545,699
                                  ------------  ------------  ------------  ----------
Change in net assets resulting
  from operations...............   (7,692,210)   11,960,787     6,621,298   10,274,248
                                  ------------  ------------  ------------  ----------
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment
      income....................           --        (1,298)      (13,312)     (27,502)
    In excess of net investment
      income....................           --        (1,536)           --           --
    From net realized gain from
      investment transactions...           --      (103,629)           --           --
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment
      income....................           --            --        (3,082)      (7,553)
    In excess of net investment
      income....................           --        (1,083)           --           --
    From net realized gain from
      investment transactions...           --      (159,881)           --           --
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
    From net investment
      income....................           --      (102,073)   (3,457,273)  (7,193,863)
    In excess of net investment
      income....................           --            --            --           --
    From net realized gain from
      investment transactions...           --    (1,557,628)           --           --
                                  ------------  ------------  ------------  ----------
Change in net assets from
  shareholder distributions.....           --    (1,927,128)   (3,473,667)  (7,228,918)
                                  ------------  ------------  ------------  ----------
Change in net assets from share
  transactions..................    4,467,343    29,486,523    (5,998,040)   8,575,052
                                  ------------  ------------  ------------  ----------
Change in net assets............   (3,224,867)   39,520,182    (2,850,409)  11,620,382
NET ASSETS:
  Beginning of year.............   39,520,182            --   131,729,182   120,108,800
                                  ------------  ------------  ------------  ----------
  End of year (including
    undistributed net investment
    income of $(42,997), $0, $0,
    and $0, respectively).......   $36,295,315   $39,520,182  1$28,878,773  $131,729,182
                                  ------------  ------------  ------------  ----------
                                  ------------  ------------  ------------  ----------

------------

(a)  Commencement of operations

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                     NORTH CAROLINA        MONEY MARKET
                                                   TAX-FREE BOND FUND          FUND
                                                -------------------------  ------------
                                                                             FOR THE
                                                                              PERIOD
                                                FOR THE SIX     FOR THE    FROM JUNE 1,
                                                MONTHS ENDED  YEAR ENDED    1998(A) TO
                                                OCTOBER 31,    APRIL 30,   OCTOBER 31,
                                                    1998         1998          1998
                                                ------------  -----------  ------------
                                                (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.......................   $  950,867    $1,768,128   $1,113,329
  Net realized gains (losses) from investment
    transactions..............................       91,637      235,790            --
  Net change in unrealized appreciation
    (depreciation) from investments...........    1,169,182      903,842            --
                                                ------------  -----------  ------------
Change in net assets resulting from
  operations..................................    2,211,686    2,907,760     1,113,329
                                                ------------  -----------  ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income................      (99,008)    (181,765)         (147)
    In excess of net investment income........           --           --            --
    From net realized gain from investment
      transactions............................           --           --            --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income................       (9,541)     (15,117)           --
    In excess of net investment income........           --           --            --
    From net realized gain from investment
      transactions............................           --           --            --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income................     (842,318)  (1,571,246)   (1,113,182)
    In excess of net investment income........           --           --            --
    From net realized gain from investment
      transactions............................           --           --            --
                                                ------------  -----------  ------------
Change in net assets from shareholder
  distributions...............................     (950,867)  (1,768,128)   (1,113,329)
                                                ------------  -----------  ------------
Change in net assets from share
  transactions................................      419,057    5,080,448    57,857,273
                                                ------------  -----------  ------------
Change in net assets..........................    1,679,876    6,220,080    57,857,273
NET ASSETS:
  Beginning of year...........................   42,631,131   36,411,051            --
                                                ------------  -----------  ------------
  End of year (including undistributed net
    investment income of $3,737, $3,737, and
    $0, respectively).........................   $44,311,007  4$2,631,131   $57,857,273
                                                ------------  -----------  ------------
                                                ------------  -----------  ------------

------------

(a)  Commencement of operations

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998

    1. ORGANIZATION -- Centura Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, a Maryland corporation on March 1, 1994. At October 31, 1998 the Company consisted of six separate investment portfolios: Centura Mid Cap Equity Fund (formerly Centura Equity Growth Fund), Centura Large Cap Equity Fund (formerly Centura Equity Income Fund), Centura Southeast Equity Fund, Centura Federal Securities Income Fund, Centura North Carolina Tax-Free Bond Fund and Money Market Fund which commenced operations on June 1, 1998 (collectively, the "Funds").

    The Funds' investment objectives and general policies are as follows:

FUND                                          OBJECTIVE AND POLICIES
--------------------------------------------  --------------------------------------------------------------
Mid Cap Equity Fund                           Long-term capital appreciation. It invests in a diversified portfolio comprised mainly of publicly traded common and
                                              preferred stocks and securities convertible into or
                                              exchangeable for common stock of mid-sized companies.

Large Cap Equity Fund                         To provide long-term capital appreciation. The fund invests primarily in common stocks, convertible preferred stocks, and convertible bonds, notes and debentures of companies with
                                              market capitalization in excess of $1 billion.

Southeast Equity Fund                         Long-term capital appreciation. The fund invests primarily in a diversified portfolio of common and preferred stocks and securities convertible into common stock of companies that are headquartered or have substantial operations in the
                                              Southeastern region of the United States.

The Federal Securities Income Fund            Seeks to provide relatively high current income consistent with relative stability of principal and safety. The fund
                                              invests primarily in securities issued by the U.S. Government, its agencies and instrumentalities.

The North Carolina Tax-Free Bond Fund         Seeks to provide relatively high current income that is free of both regular Federal and North Carolina personal income tax, together with relative safety of principal. It invests primarily in a portfolio of high quality municipal securities with a maximum maturity of 15 years and an average portfolio maturity of 5 to 10 years.

Money Market Fund                             To provide investors with as high a level of current income as is consistent with preservation of capital and liquidity. The fund pursues this objective by investing in a broad range of high quality, short-term, money market instruments that have remaining maturities not exceeding 397 days.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 1998

    The Funds, except Money Market Fund, offer three classes of shares known as Class A, Class B and Class C shares. The Money Market Fund offers only Class A and Class C shares. Class A shares are offered with a maximum front-end sales charge of 4.50% for the Mid Cap Equity Fund, Large Cap Equity Fund, and Southeast Equity Fund; 2.75% for the Federal Securities Income Fund and North Carolina Tax-Free Bond Fund; and 0% for Money Market Fund. Class B shares are offered at net asset value but are subject to a contingent deferred sales charge ("CDSC") consistent with Funds' prospectus. In addition, Class A share and B shares pay ongoing distribution fees, with Class B shares paying those fees at a higher rate. Class B shares will convert automatically to Class A shares on the first business day of the month following the seventh anniversary of their purchase date. Class C shares are offered to accounts managed by the Advisor's Trust Department and to non-profit institutions who invest at least $100,000, and there is no sales charge, CDSC or distribution fee imposed on this class.

    2. SIGNIFICANT ACCOUNTING POLICIES -- The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    a. SECURITY VALUATION Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Directors. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost. Money Market Fund reflects its securities at amortized cost, pursuant to federal rule.

    b. INVESTMENT TRANSACTIONS Transactions are recorded on the trade date. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as accrued. Dividends are recorded on the ex-dividend date.

    c. FEDERAL INCOME TAXES Each Fund's policy is to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all taxable and tax-exempt income for their fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax.

    d. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS The Mid Cap Equity Fund, Large Cap Equity Fund, and Southeast Equity Fund declare and pay dividends of substantially all of its net investment income monthly. The Federal Securities Income Fund, North Carolina Tax-Free Bond Fund, and Money

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 1998
Market Fund declare dividends of substantially all of their net investment income daily and pay those dividends monthly. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

    e. ORGANIZATION EXPENSES Costs incurred in connection with the organization and initial registration of the Company, which have been allocated among the Funds, have been deferred and are being amortized over a five year period, beginning with each Fund's commencement of operations.

    f. DETERMINATION OF NET ASSET VALUE AND ALLOCATION OF EXPENSES Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Company in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Class specific expenses, as determined under applicable law and regulatory policy, are borne by the class incurring the expense.

    g. OPTION WRITING When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

    3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES -- Centura Bank ("Advisor") serves as the Company's investment Advisor. Pursuant to the advisory contracts, the Advisor manages the investments of the Funds and continuously reviews, supervises and administers the Funds' investments. The Advisor is responsible for placing orders for the purchase and sale of investment securities directly with brokers and dealers selected at its discretion.

    BISYS Fund Services Ohio, Inc. ("BISYS") serves as the Funds' administrator ("the Administrator"), transfer agent, and fund accounting agent. Services provided under the Administration Agreement include

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 1998
providing day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records and the preparation of reports. Services provided under the Transfer Agency Agreements include providing personnel and facilities to perform shareholder servicing and transfer agency related services. The terms of the Administration Agreement and Fund Accounting Agreement provide for annual fees based on a percentage of average daily net assets. The Transfer Agency Agreement provide for a per account fee in connection with shareholder servicing. The Fund Accounting Agreement and Transfer Agency Agreement further provide that out-of-pocket expenses are reimbursed.

    Centura Funds Distributor, Inc. ("the Distributor") acts as the Funds' Distributor. The Distributor is an affiliate of the Funds' Administrator and was formed specifically to distribute the Funds.

    Each of the Funds has adopted a Master Distribution Plan (the "Plan") with respect to its Class A and Class B shares. The Plans provide that each class of shares will pay the Distributor a fee calculated as a percentage of the value of average daily net assets of that class as reimbursement for its costs incurred in financing certain distribution and shareholder service activities related to that class.

    The Class A Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.50% of the Fund's average net assets attributable to its Class A shares. Such fees may include a Service Fee totaling up to 0.25% of the average annual net assets attributable to a Fund's Class A shares. Service Fees are paid to securities dealers and other financial institutions for maintaining shareholder accounts and providing related services to shareholders. During the current fiscal year the Distributor has undertaken to limit 12b-1 fees for Class A Shares to 0.40% for Money Market Fund, 0.25% for each other Fund.

    The Class B Plan provides for payments by the Fund to the Distributor at an annual rate not to exceed 1.00% of the Fund's average net assets attributable to its Class B shares. Such fees may include a Service Fee totaling up to 0.25% of the average annual net assets attributable to a Fund's Class B shares. During the current fiscal year, the Distributor has undertaken to limit 12b-1 fees for class B shares to 0.75% for Federal Securities Income Fund and North Carolina Tax-Free Bond Fund.

    Centura and its affiliated brokerage and banking companies also serve as Shareholder Servicing Agent for the Money Market Fund Class A Shares. As such, Centura and its affiliates provide support services to their clients who are Class A shareholders. For providing such services, Centura and its affiliates may receive a fee of up to 0.25% of the average daily net assets of the Funds services.

    Centura Bank acts as custodian for the Funds. For furnishing custodial services, Centura Bank is paid a monthly fee with respect to the Funds at an annual rate based on a percentage of average daily net assets plus certain transaction and out-of-pocket expenses.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 1998

                                     INVESTMENT ADVISORY FEES
                                  ------------------------------
                                     ANNUAL FEES                                 12B-1 FEES VOLUNTARILY
                                        AS A                      ADMINISTRATION                             OTHER
                                    PERCENTAGE OF       FEES          FEES              REDUCED            EXPENSES
                                    AVERAGE DAILY    VOLUNTARILY   VOLUNTARILY   ----------------------   VOLUNTARILY
                                     NET ASSETS        REDUCED       REDUCED      CLASS A     CLASS B     REIMBURSED
                                  -----------------  -----------  -------------  ---------  -----------  -------------
Mid Cap Equity Fund.............           0.70%      $      --     $      --    $  16,527   $      --     $      --
Large Cap Equity Fund...........           0.70%         75,833        12,697        1,931          --            --
Southeast Equity Fund...........           0.70%             --            --        3,887          --            --
Federal Securities Income Fund..           0.30%             --            --          666         171            --
North Carolina Tax-Free Bond
  Fund..........................           0.35%         44,725        18,936        6,123         674            --
Money Market Fund (a)...........           0.30%         59,192        29,596            5          --        10,646

    In addition, the Distributor also retains a portion of the front-end sales charge. The following is a summary of dealer commissions paid to the Distributor and Centura Bank for Class A shares:

                                                               DISTRIBUTOR  CENTURA BANK
                                                               -----------  -------------
Mid Cap Equity Fund..........................................   $     524     $  15,936
Large Cap Equity Fund........................................         672         3,266
Southeast Equity.............................................       2,336        13,976
Federal Securities Income Fund...............................           9            55
North Carolina Tax-Free Bond Fund............................          --            28

    The Distributor also receives the proceeds of any CDSC imposed on redemptions of Class B Shares. The following is a summary of the dealer commissions paid to the distributor and Centura Bank for Class B Shares:

                                                               DISTRIBUTOR  CENTURA BANK
                                                               -----------  -------------
Mid Cap Equity Fund..........................................   $   8,020    $   741,604
Large Cap Equity Fund........................................       4,712        288,956
Southeast Equity.............................................      24,912        421,628
Federal Securities Income Fund...............................          --          3,069

    4. CONCENTRATION OF CREDIT RISK -- The North Carolina Tax-Free Bond Fund invests substantially all of its assets in a varied portfolio of debt obligations issued by the State of North Carolina and its authorities and agencies. The issuers' abilities to meet their obligations may be affected by economic or political developments in the state of North Carolina.

------------

(a) For the period from June 1, 1998 (commencement of operations) to October 31, 1998.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 1998

    5. SECURITIES TRANSACTIONS -- The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six month period ended October 31, 1998, were as follows:

                                                           PURCHASES         SALES
                                                         --------------  --------------
Mid Cap Equity Fund....................................  $  162,117,424  $  182,817,437
Large Cap Equity Fund..................................      75,622,395      72,081,830
Southeast Equity.......................................      23,189,439      20,473,623
Federal Securities Income Fund.........................      76,734,155      84,519,241
North Carolina Tax-Free Bond Fund......................       3,059,855       2,614,433

    6. OPTIONS WRITTEN -- Investing in financial instruments such as written options, futures and sales of forward foreign currency contracts involves risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, and illiquid secondary market for the instruments or inability of counter-parties to perform under the terms of the contract, and changes in the value of currency relative to the U.S. dollar. The Federal Securities Income Fund enters into these contracts primarily as a means to hedge against changes in interest rates, stock prices, currency fluctuations and other market developments.

    The following is a summary of written put option activity for the six months period ended October 31, 1998 by the Federal Securities Income Fund:

                                                             PUT OPTIONS                CALL OPTIONS
                                                     ---------------------------  ------------------------
                                                      NUMBER OF                    NUMBER OF
                                                      CONTRACTS      PREMIUMS      CONTRACTS     PREMIUMS
                                                     ------------  -------------  ------------  ----------
Balance at beginning of year.......................    10,000,000   $    41,797             --  $       --
Options written....................................    60,000,000       253,125     35,000,000     111,328
Options expired....................................   (50,000,000)     (197,266)            --          --
Option exercised...................................    (5,000,000)      (22,266)   (35,000,000)   (111,328)
                                                     ------------  -------------  ------------  ----------
Options outstanding at end of period...............    10,000,000   $    75,390             --  $       --
                                                     ------------  -------------  ------------  ----------
                                                     ------------  -------------  ------------  ----------

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 1998

    7. CAPITAL SHARE TRANSACTIONS -- The Company is authorized to issue 900 million shares of capital stock with a par value of $.001. Transactions in shares of the Funds for the six month period ended October 31, 1998 and year ended April 30, 1998, respectively, were as follows:

                                          MID CAP EQUITY FUND      LARGE CAP EQUITY FUND     SOUTHEAST EQUITY FUND
                                        ------------------------  ------------------------  ------------------------
                                        SIX MONTHS                SIX MONTHS                SIX MONTHS
                                           ENDED     YEAR ENDED      ENDED     YEAR ENDED      ENDED     YEAR ENDED
                                        OCTOBER 31,   APRIL 30,   OCTOBER 31,   APRIL 30,   OCTOBER 31,   APRIL 30,
                                           1998         1998         1998         1998         1998         1998
                                        -----------  -----------  -----------  -----------  -----------  -----------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued.........  $ 1,065,826  $ 3,163,397   $ 275,495   $ 1,056,102   $1,005,455   $2,565,282
  Dividends reinvested................       23,806    2,526,452      13,970       101,011          --      106,607
  Cost of shares redeemed.............   (1,259,887)  (1,043,262)   (121,139)      (91,029)   (167,766)     (88,016)
                                        -----------  -----------  -----------  -----------  -----------  -----------
    Class A share transaction.........  $  (170,255) $ 4,646,587   $ 168,326   $ 1,066,084   $ 837,689    $2,583,873
                                        -----------  -----------  -----------  -----------  -----------  -----------
                                        -----------  -----------  -----------  -----------  -----------  -----------
CLASS B
  Proceeds from shares issued.........  $ 1,502,776  $ 5,645,351   $ 513,319   $ 1,553,426   $1,207,526   $4,157,063
  Dividends reinvested................        2,316    3,082,774      12,838       142,262          --      161,960
  Cost of shares redeemed.............   (1,286,764)  (1,107,231)    (92,081)      (53,441)   (175,070)     (59,035)
                                        -----------  -----------  -----------  -----------  -----------  -----------
    Class B share transaction.........  $   218,328  $ 7,620,894   $ 434,076   $ 1,642,247   $1,032,456   $4,259,988
                                        -----------  -----------  -----------  -----------  -----------  -----------
                                        -----------  -----------  -----------  -----------  -----------  -----------
CLASS C
  Proceeds from shares issued.........  $13,473,671  $27,803,088  2$3,672,888  $12,594,171   $5,961,900  2$5,455,780
  Dividends reinvested................      332,593   37,998,422     316,618     6,397,356          --    1,604,687
  Cost of shares redeemed.............  (32,743,034) (46,852,385) (7,053,008)  (15,185,729) (3,364,702)  (4,417,805)
                                        -----------  -----------  -----------  -----------  -----------  -----------
    Class C share transaction.........  $(18,936,770) $18,949,125 1$6,936,498  $ 3,805,798   $2,597,198  2$2,642,662
                                        -----------  -----------  -----------  -----------  -----------  -----------
                                        -----------  -----------  -----------  -----------  -----------  -----------
SHARE TRANSACTIONS:
CLASS A
  Issued..............................       69,786      192,395      22,860        86,108      74,461      198,109
  Reinvested..........................        1,638      179,802       1,196         8,728          --        8,398
  Redeemed............................      (85,683)     (63,367)    (10,780)       (7,551)    (13,395)      (6,405)
                                        -----------  -----------  -----------  -----------  -----------  -----------
    Change in Class A shares..........      (14,259)     308,830      13,276        87,285      61,066      200,102
                                        -----------  -----------  -----------  -----------  -----------  -----------
                                        -----------  -----------  -----------  -----------  -----------  -----------
CLASS B
  Issued..............................       99,763      351,351      43,229       126,611      92,269      323,090
  Reinvested..........................          171      222,891       1,106        12,376          --       12,804
  Redeemed............................      (89,887)     (68,477)     (7,713)       (4,320)    (14,293)      (4,413)
                                        -----------  -----------  -----------  -----------  -----------  -----------
    Change in Class B shares..........       10,047      505,765      36,622       134,667      77,976      331,481
                                        -----------  -----------  -----------  -----------  -----------  -----------
                                        -----------  -----------  -----------  -----------  -----------  -----------
CLASS C
  Issued..............................      898,989    1,694,904   2,101,081     1,029,572     468,613    2,318,413
  Reinvested..........................       22,621    2,700,946      27,144       555,815          --      126,558
  Redeemed............................   (2,282,461)  (2,863,739)   (592,121)   (1,233,017)   (274,591)    (337,933)
                                        -----------  -----------  -----------  -----------  -----------  -----------
    Change in Class C shares..........   (1,360,851)   1,532,111   1,536,104       352,370     194,022    2,107,038
                                        -----------  -----------  -----------  -----------  -----------  -----------
                                        -----------  -----------  -----------  -----------  -----------  -----------

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 1998

                                                      FEDERAL SECURITIES          NORTH CAROLINA          MONEY
                                                         INCOME FUND            TAX-FREE BOND FUND     MARKET FUND
                                                   ------------------------  ------------------------  -----------
                                                   SIX MONTHS                SIX MONTHS                SIX MONTHS
                                                      ENDED     YEAR ENDED      ENDED     YEAR ENDED      ENDED
                                                   OCTOBER 31,   APRIL 30,   OCTOBER 31,   APRIL 30,   OCTOBER 31,
                                                      1998         1998         1998         1998         1998
                                                   -----------  -----------  -----------  -----------  -----------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued....................  $    33,233  $   235,089   $ 245,126    $ 988,212   $    19,000
  Dividends reinvested...........................       12,532       27,234      92,750      178,156           111
  Cost of shares redeemed........................      (69,656)    (224,712)    (66,405)    (442,204)       (7,654)
                                                   -----------  -----------  -----------  -----------  -----------
    Class A share transaction....................  $   (23,891) $    37,611   $ 271,471    $ 724,164   $    11,457
                                                   -----------  -----------  -----------  -----------  -----------
                                                   -----------  -----------  -----------  -----------  -----------
CLASS B
  Proceeds from shares issued....................  $    33,987  $    44,620   $  55,629    $ 138,381   $        --
  Dividends reinvested...........................        2,681        6,601       8,211       13,731            --
  Cost of shares redeemed........................      (18,412)    (118,485)     (1,599)     (81,485)           --
                                                   -----------  -----------  -----------  -----------  -----------
    Class B share transaction....................  $    18,256  $   (67,264)  $  62,241    $  70,627   $        --
                                                   -----------  -----------  -----------  -----------  -----------
                                                   -----------  -----------  -----------  -----------  -----------
CLASS C
  Proceeds from shares issued....................  $13,861,586  $30,411,839   $4,040,770   $8,617,011  $129,766,294
  Dividends reinvested...........................    2,056,588    4,288,523      10,960       24,738            --
  Cost of shares redeemed........................  (21,910,579) (26,095,657) (3,966,385)  (4,356,092)  (71,920,478)
                                                   -----------  -----------  -----------  -----------  -----------
    Class C share transaction....................  $(5,992,405) $ 8,604,705   $  85,345    $4,285,657  $57,845,816
                                                   -----------  -----------  -----------  -----------  -----------
                                                   -----------  -----------  -----------  -----------  -----------
SHARE TRANSACTIONS:
CLASS A
  Issued.........................................        3,230       23,306      23,303       95,975        19,000
  Reinvested.....................................        1,219        2,693       8,878       17,311           111
  Redeemed.......................................       (6,751)     (22,272)     (6,378)     (43,267)       (7,654)
                                                   -----------  -----------  -----------  -----------  -----------
    Change in Class A shares.....................       (2,302)       3,727      25,803       70,019        11,457
                                                   -----------  -----------  -----------  -----------  -----------
                                                   -----------  -----------  -----------  -----------  -----------
CLASS B
  Issued.........................................        3,288        4,431       5,264       13,248            --
  Reinvested.....................................          261          654         786        1,335            --
  Redeemed.......................................       (1,791)     (11,768)       (155)      (7,984)           --
                                                   -----------  -----------  -----------  -----------  -----------
    Change in Class B shares.....................        1,758       (6,683)      5,895        6,599            --
                                                   -----------  -----------  -----------  -----------  -----------
                                                   -----------  -----------  -----------  -----------  -----------
CLASS C
  Issued.........................................    1,341,604    2,999,680     387,483      836,663   129,766,294
  Reinvested.....................................      200,069      424,095       1,049        2,411            --
  Redeemed.......................................   (2,121,960)  (2,571,444)   (378,336)    (422,570)  (71,920,478)
                                                   -----------  -----------  -----------  -----------  -----------
    Change in Class C shares.....................     (580,287)     852,331      10,196      416,504    57,845,816
                                                   -----------  -----------  -----------  -----------  -----------
                                                   -----------  -----------  -----------  -----------  -----------

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 1998

    8. RESULTS OF SHAREHOLDER MEETING -- On July 23, 1998, a Special Meeting of the Shareholders of the Equity Income Fund (currently, the Large Cap Fund) was called to approve a change in the investment objective of the Fund. The Fund's investment objective was to provide long-term capital appreciation and income. The proposed new investment objective is to provide long-term capital appreciation.

                                            NO. OF            % OF              % OF
                                            SHARES     OUTSTANDING SHARES   SHARES VOTED
                                         ------------  -------------------  -------------
FOR:                                       3,781,469            69.29%            98.37%
AGAINST:                                      24,070             0.44%             0.63%
ABSTAINING:                                   38,400             0.70%             1.00%
TOTAL:                                     3,843,939            70.43%           100.00%

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS

                                                                          MID CAP EQUITY FUND
                                                                     (FORMERLY EQUITY GROWTH FUND)
                                             ------------------------------------------------------------------------------
                                                   FOR THE SIX MONTHS ENDED
                                                       OCTOBER 31, 1998                             YEAR ENDED
                                                         (UNAUDITED)                              APRIL 30, 1998
                                             ------------------------------------      ------------------------------------
                                             CLASS A       CLASS B       CLASS C       CLASS A       CLASS B       CLASS C
NET ASSET VALUE, BEGINNING OF PERIOD....     $  16.14      $  15.88      $  16.16      $  15.33      $  15.20      $  15.33
                                             --------      --------      --------      --------      --------      --------
INVESTMENT ACTIVITIES
  Net investment income.................         0.02         (0.03)         0.04          0.05         (0.05)         0.09
  Net realized and unrealized gains from
    investment transactions.............        (1.11)        (1.09)        (1.10)         4.92          4.84          4.94
                                             --------      --------      --------      --------      --------      --------
  Total from Investment Activities......        (1.09)        (1.12)        (1.06)         4.97          4.79          5.03
                                             --------      --------      --------      --------      --------      --------
DISTRIBUTIONS
  From net investment income............        (0.02)           --         (0.04)        (0.05)           --         (0.09)
    from excess of net investment
      income............................           --            --            --            --            --            --
  From net realized gains...............           --            --            --         (4.11)        (4.11)        (4.11)
                                             --------      --------      --------      --------      --------      --------
  Total Distributions...................        (0.02)           --         (0.04)        (4.16)        (4.11)        (4.20)
                                             --------      --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD..........     $  15.03      $  14.76      $  15.06      $  16.14      $  15.88      $  16.16
                                             --------      --------      --------      --------      --------      --------
                                             --------      --------      --------      --------      --------      --------
Total Return (excludes sales or
 redemption charges)....................        (6.72)%(a)    (7.04)%(a)    (6.51)%(a)    36.55%        35.55%        36.89%
                                                 ----          ----          ----         -----         -----         -----
                                                 ----          ----          ----         -----         -----         -----
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000).....     $ 12,768      $ 17,090      $147,142      $ 13,935      $ 18,225      $179,859
  Ratio of expenses to average net
    assets..............................         1.24%(c)      2.00%(c)      0.98%(c)      1.23%         1.98%         1.00%
  Ratio of net investment income to
    average net assets..................         0.29%(c)     (0.45)%(c)     0.55%(c)      0.31%        (0.43)%        0.56%
  Ratio of expenses to average net
    assets*.............................         1.49%(c)        (d)           (d)         1.48%           (d)           (d)
  Portfolio turnover rate**.............        89.61%        89.61%        89.61%           49%           49%           49%

                                                     MID CAP EQUITY FUND
                                                (FORMERLY EQUITY GROWTH FUND)
                                             ------------------------------------

                                                          YEAR ENDED
                                                        APRIL 30, 1997
                                             ------------------------------------
                                             CLASS A       CLASS B       CLASS C
NET ASSET VALUE, BEGINNING OF PERIOD....     $  14.31      $  14.24      $  14.31
                                             --------      --------      --------
INVESTMENT ACTIVITIES
  Net investment income.................         0.06         (0.04)         0.09
  Net realized and unrealized gains from
    investment transactions.............         1.58          1.57          1.58
                                             --------      --------      --------
  Total from Investment Activities......         1.64          1.53          1.67
                                             --------      --------      --------
DISTRIBUTIONS
  From net investment income............        (0.06)        (0.01)        (0.09)
    from excess of net investment
      income............................           --            --            --
  From net realized gains...............        (0.56)        (0.56)        (0.56)
                                             --------      --------      --------
  Total Distributions...................        (0.62)        (0.57)        (0.65)
                                             --------      --------      --------
NET ASSET VALUE, END OF PERIOD..........     $  15.33      $  15.20      $  15.33
                                             --------      --------      --------
                                             --------      --------      --------
Total Return (excludes sales or
 redemption charges)....................        11.55%        10.78%        11.82%
                                                -----         -----         -----
                                                -----         -----         -----
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000).....     $  8,501      $  9,761      $147,213
  Ratio of expenses to average net
    assets..............................         1.30%         2.05%         1.05%
  Ratio of net investment income to
    average net assets..................         0.42%        (0.33)%        0.67%
  Ratio of expenses to average net
    assets*.............................         1.55%         2.05%         1.05%
  Portfolio turnover rate**.............           67%           67%           67%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.

(b) Annualized.

(c)  There were no waivers or reimbursements during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                             MID CAP EQUITY FUND
                                                        (FORMERLY EQUITY GROWTH FUND)
                                  -------------------------------------------------------------------------
                                              YEAR ENDED                            PERIOD ENDED
                                            APRIL 30, 1996                       APRIL 30, 1995(a)
                                  ----------------------------------     ----------------------------------
                                  CLASS A      CLASS B      CLASS C      CLASS A      CLASS B      CLASS C
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................    $  10.70     $  10.69     $  10.70     $  10.00     $  10.00     $  10.00
                                  --------     --------     --------     --------     --------     --------
INVESTMENT ACTIVITIES
  Net investment income.......        0.03        (0.06)        0.07         0.06         0.03         0.07
  Net realized and unrealized
    gains from investment
    transactions..............        3.67         3.65         3.65         0.70         0.69         0.70
                                  --------     --------     --------     --------     --------     --------
  Total from Investment
    Activities................        3.70         3.59         3.72         0.76         0.72         0.77
                                  --------     --------     --------     --------     --------     --------
DISTRIBUTIONS
  From net investment
    income....................       (0.05)          --        (0.07)       (0.06)       (0.03)       (0.07)
    from excess of net
      investment income.......          --           --           --           --           --           --
  From net realized gains.....       (0.04)       (0.04)       (0.04)          --           --           --
                                  --------     --------     --------     --------     --------     --------
  Total Distributions.........       (0.09)       (0.04)       (0.11)       (0.06)       (0.03)       (0.07)
                                  --------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF
 PERIOD.......................    $  14.31     $  14.24     $  14.31     $  10.70     $  10.69     $  10.70
                                  --------     --------     --------     --------     --------     --------
                                  --------     --------     --------     --------     --------     --------
Total Return (excludes sales
 and redemption charges)......       34.72%       33.73%       34.97%        7.64%(b)     7.23%(b)     7.71%(b)
                                  --------     --------     --------     --------     --------     --------
                                  --------     --------     --------     --------     --------     --------
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000).....................    $  5,740     $  6,194     $133,714     $    968     $  1,362     $ 84,004
  Ratio of expenses to average
    net assets................        1.26%        2.02%        1.04%        1.29%(c)     2.03%(c)     1.04%(c)
  Ratio of net investment
    income to average net
    assets....................        0.27%       (0.48)%       0.55%        0.63%(c)     0.00%(c)     0.79%(c)
  Ratio of expenses to average
    net assets*...............          (d)          (d)          (d)        1.32%(c)     2.06%(c)     1.07%(c)
  Portfolio Turnover**........          46%          46%          46%          44%          44%          44%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) For the period from June 1, 1994 (commencement of operations) to April 30, 1995.

(b) Not annualized.

(c)  Annualized.

(d) There were no waivers or reimbursements during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                               LARGE CAP EQUITY FUND
                                                           (FORMERLY EQUITY INCOME FUND)
                                   ------------------------------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED
                                             OCTOBER 31, 1998                             YEAR ENDED
                                               (UNAUDITED)                              APRIL 30, 1998
                                   ------------------------------------      ------------------------------------
                                   CLASS A       CLASS B       CLASS C       CLASS A       CLASS B       CLASS C
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................     $ 12.60       $ 12.55       $  12.58      $ 10.91       $ 10.88       $  10.89
                                   --------      --------      --------      --------      --------      --------
INVESTMENT ACTIVITIES
  Net investment income.......        0.10          0.05           0.11         0.26          0.17           0.29
  Net realized and unrealized
    gains from investment
    transactions..............       (0.42)        (0.42)         (0.41)        2.90          2.88           2.89
                                   --------      --------      --------      --------      --------      --------
  Total from Investment
    Activities................       (0.33)        (0.37)         (0.30)        3.16          3.05           3.18
                                   --------      --------      --------      --------      --------      --------
DISTRIBUTIONS
  From net investment
    income....................       (0.10)        (0.05)         (0.11)       (0.26)        (0.17)         (0.28)
  From excess of net
    investment income.........          (e)        (0.01)            --           --            --             --
  From net realized gains.....          --            --             --        (1.21)        (1.21)         (1.21)
                                   --------      --------      --------      --------      --------      --------
  Total Distributions.........       (0.10)        (0.06)         (0.11)       (1.47)        (1.38)         (1.49)
                                   --------      --------      --------      --------      --------      --------
NET ASSET VALUE, END OF
 PERIOD.......................     $ 12.18       $ 12.12       $  12.17      $ 12.60       $ 12.55       $  12.58
                                   --------      --------      --------      --------      --------      --------
                                   --------      --------      --------      --------      --------      --------
Total Return (excludes sales
 and redemption charges)......       (2.54)%(b)    (2.92)%(b)     (2.34)%(b)   30.36%        29.39%         30.72%
                                   --------      --------      --------      --------      --------      --------
                                   --------      --------      --------      --------      --------      --------
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000).....................     $ 1,602       $ 2,552       $ 81,592      $ 1,490       $ 2,182       $ 65,053
  Ratio of expenses to average
    net assets................        0.95%(c)      1.71%(c)       0.72%(c)     0.90%         1.64%          0.67%
  Ratio of net investment
    income to average net
    assets....................        1.58%(c)      0.80%(c)       1.75%(c)     2.05%         1.30%          2.37%
  Ratio of expenses to average
    net assets*...............        1.45%(c)      1.96%(c)       0.97%(c)     1.55%         2.05%          1.08%
  Portfolio Turnover**........      108.59%       108.59%        108.59%          39%           39%            39%


                                          LARGE CAP EQUITY FUND
                                      (FORMERLY EQUITY INCOME FUND)

                                               PERIOD ENDED
                                            APRIL 30, 1997(a)
                                   ------------------------------------
                                   CLASS A       CLASS B       CLASS C
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................     $  10.00      $  10.00      $  10.00
                                   --------      --------      --------
INVESTMENT ACTIVITIES
  Net investment income.......         0.14          0.11          0.15
  Net realized and unrealized
    gains from investment
    transactions..............         0.93          0.90          0.91
                                   --------      --------      --------
  Total from Investment
    Activities................         1.07          1.01          1.06
                                   --------      --------      --------
DISTRIBUTIONS
  From net investment
    income....................        (0.14)        (0.11)        (0.15)
  From excess of net
    investment income.........           --            --            --
  From net realized gains.....        (0.02)        (0.02)        (0.02)
                                   --------      --------      --------
  Total Distributions.........        (0.16)        (0.13)        (0.17)
                                   --------      --------      --------
NET ASSET VALUE, END OF
 PERIOD.......................     $  10.91      $  10.88      $  10.89
                                   --------      --------      --------
                                   --------      --------      --------
Total Return (excludes sales
 and redemption charges)......        10.69%(b)     10.15%(b)     10.65%(b)
                                   --------      --------      --------
                                   --------      --------      --------
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000).....................     $    338      $    427      $ 52,486
  Ratio of expenses to average
    net assets................         0.99%(c)      1.71%(c)      0.75%(c)
  Ratio of net investment
    income to average net
    assets....................         2.15%(c)      1.52%(c)      2.45%(c)
  Ratio of expenses to average
    net assets*...............         1.65%(c)      2.12%(c)      1.17%(c)
  Portfolio Turnover**........           24%           24%           24%

---------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) For the period from October 1, 1996 (commencement of operations) to April 30, 1997.

(b) Not annualized.

(c)  Annualized.

(e) Amount less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            SOUTHEAST EQUITY FUND
                                  -------------------------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED
                                           OCTOBER 31, 1998                PERIOD ENDED APRIL 30, 1998(a)
                                             (UNAUDITED)
                                  ----------------------------------     ----------------------------------
                                  CLASS A      CLASS B      CLASS C      CLASS A      CLASS B      CLASS C
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................    $  14.99     $  14.90     $  14.99     $ 10.00      $ 10.00      $ 10.00
                                  --------     --------     --------     --------     --------     --------
INVESTMENT ACTIVITIES
  Net investment income.......       (0.02)       (0.05)       (0.01)       0.03        (0.03)        0.06
  Net realized and unrealized
    gains from investment
    transactions..............       (2.75)       (2.75)       (2.75)       5.87         5.82         5.86
                                  --------     --------     --------     --------     --------     --------
  Total from Investment
    Activities................       (2.77)       (2.80)       (2.76)       5.90         5.79         5.92
                                  --------     --------     --------     --------     --------     --------
DISTRIBUTIONS
  From net investment
    income....................          --           --           --       (0.03)          --        (0.06)
    from excess of net
      investment income.......          --           --           --       (0.01)       (0.02)          --
  From net realized gains.....          --           --           --       (0.87)       (0.87)       (0.87)
                                  --------     --------     --------     --------     --------     --------
  Total Distributions.........          --           --           --       (0.91)       (0.89)       (0.93)
                                  --------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF
 PERIOD.......................    $  12.22     $  12.10     $  12.23     $ 14.99      $ 14.90      $ 14.99
                                  --------     --------     --------     --------     --------     --------
                                  --------     --------     --------     --------     --------     --------
Total Return (excludes sales
 or redemption charges) (b)...    $ (18.48)%   $ (18.79)%   $ (18.41)%     60.75%       59.50%       60.98%
                                  --------     --------     --------     --------     --------     --------
                                  --------     --------     --------     --------     --------     --------
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period
    (000).....................    $  3,191     $  4,953     $ 28,151     $ 3,000      $ 4,938      $31,583
  Ratio of expenses to average
    net assets (c)............        1.52%        2.28%        1.28%       1.46%        2.21%        1.16%
  Ratio of net investment
    income to average net
    assets (c)................       (0.32)%      (1.08)%      (0.08)%      0.09%       (0.66)%       0.46%
  Ratio of expenses to average
    net assets* (c)...........        1.77%          (d)          (d)       1.82%        2.32%        1.27%
  Portfolio turnover rate**...       59.89%       59.89%       59.89%         71%          71%          71%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/orreimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) For the period from May 2, 1997 (commencement of operations) to April 30, 1998.

(b) Not annualized.

(c)  Annualized.

(d) There were no waivers or reimbursements during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           FEDERAL SECURITIES INCOME FUND
                                   ------------------------------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED
                                             OCTOBER 31, 1998                             YEAR ENDED
                                               (UNAUDITED)                              APRIL 30, 1998
                                   ------------------------------------      ------------------------------------
                                   CLASS A       CLASS B       CLASS C       CLASS A       CLASS B       CLASS C
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................     $  10.19      $  10.18      $  10.19      $   9.94      $   9.94      $   9.94
                                   --------      --------      --------      --------      --------      --------
INVESTMENT ACTIVITIES
  Net investment income.......         0.26          0.23          0.27          0.55          0.50          0.57
  Net realized and unrealized
    gains from investment
    transactions..............         0.25          0.25          0.25          0.25          0.24          0.25
                                   --------      --------      --------      --------      --------      --------
  Total from Investment
    Activities................         0.51          0.48          0.52          0.80          0.74          0.82
                                   --------      --------      --------      --------      --------      --------
DISTRIBUTIONS
  From net investment
    income....................        (0.26)        (0.23)        (0.27)        (0.55)        (0.50)        (0.57)
  From excess of net
    investment income.........           --            --            --            --            --            --
                                   --------      --------      --------      --------      --------      --------
  Total Distributions.........        (0.26)        (0.23)        (0.27)        (0.55)        (0.50)        (0.57)
                                   --------      --------      --------      --------      --------      --------
NET ASSET VALUE, END OF
 PERIOD.......................     $  10.44      $  10.43      $  10.44      $  10.19      $  10.18      $  10.19
                                   --------      --------      --------      --------      --------      --------
                                   --------      --------      --------      --------      --------      --------
Total Return (excludes sales
 or redemption charges).......        (5.05)%(a)    (4.80)%(a)    (5.19)%(a)     8.21%         7.58%         8.48%
                                   --------      --------      --------      --------      --------      --------
                                   --------      --------      --------      --------      --------      --------
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period
    (000).....................     $    520      $    152      $128,207      $    531      $    131      $131,068
  Ratio of expenses to average
    net assets................         0.77%(b)      1.27%(b)      0.52%(b)      0.84%         1.36%         0.59%
  Ratio of net investment
    income to average net
    assets....................         5.00%(b)      4.49%(b)      5.52%(b)      5.42%         4.93%         5.68%
  Ratio of expenses to average
    net assets*...............         1.02%(b)      1.52%(b)        (c)         1.09%         1.61%         0.59%
  Portfolio turnover rate**...        60.70%        60.70%        60.70%          121%          121%          121%


                                      FEDERAL SECURITIES INCOME FUND

                                                YEAR ENDED
                                              APRIL 30, 1997
                                   ------------------------------------
                                   CLASS A       CLASS B       CLASS C
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................     $ 10.01       $ 10.01       $  10.01
                                   --------      --------      --------
INVESTMENT ACTIVITIES
  Net investment income.......        0.56          0.50           0.59
  Net realized and unrealized
    gains from investment
    transactions..............       (0.07)        (0.07)         (0.07)
                                   --------      --------      --------
  Total from Investment
    Activities................        0.49          0.43           0.52
                                   --------      --------      --------
DISTRIBUTIONS
  From net investment
    income....................       (0.56)        (0.50)         (0.59)
  From excess of net
    investment income.........          --            --             --
                                   --------      --------      --------
  Total Distributions.........       (0.56)        (0.50)         (0.59)
                                   --------      --------      --------
NET ASSET VALUE, END OF
 PERIOD.......................     $  9.94       $  9.94       $   9.94
                                   --------      --------      --------
                                   --------      --------      --------
Total Return (excludes sales
 or redemption charges).......        5.07%         4.46%          5.33%
                                   --------      --------      --------
                                   --------      --------      --------
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period
    (000).....................     $   481       $   194       $119,434
  Ratio of expenses to average
    net assets................        0.82%         1.40%          0.58%
  Ratio of net investment
    income to average net
    assets....................        5.63%         5.04%          5.88%
  Ratio of expenses to average
    net assets*...............        1.07%         1.65%          0.58%
  Portfolio turnover rate**...          26%           26%            26%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.

(b) Annualized.

(c)  There were no waivers or reimbursements during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                FEDERAL SECURITIES INCOME FUND
                                             ------------------------------------
                                                          YEAR ENDED
                                                        APRIL 30, 1996
                                             ------------------------------------
                                              CLASS         CLASS         CLASS
                                                A             B             C
                                             --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD....     $   9.97      $   9.97      $   9.97
                                             --------      --------      --------
INVESTMENT ACTIVITIES
  Net investment income.................         0.57          0.50          0.60
  Net realized and unrealized gains from
    investment transactions.............         0.04          0.04          0.04
                                             --------      --------      --------
  Total from Investment Activities......         0.61          0.54          0.64
                                             --------      --------      --------
DISTRIBUTIONS
  From net investment income............        (0.57)        (0.50)        (0.60)
                                             --------      --------      --------
  From excess of net investment
    income..............................           --            --            --
  Total Distributions...................        (0.57)        (0.50)        (0.60)
                                             --------      --------      --------
NET ASSET VALUE, END OF PERIOD..........     $  10.01      $  10.01      $  10.01
                                             --------      --------      --------
                                             --------      --------      --------
Total Return (excludes sales and
  redemption charges)...................         6.20%         5.40%         6.47%
                                             --------      --------      --------
                                             --------      --------      --------
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....     $    526      $    176      $109,775
  Ratio of expenses to average net
    assets..............................         0.85%         1.61%         0.61%
  Ratio of net investment income to
    average net assets..................         5.61%         4.84%         5.88%
  Ratio of expenses to average net
    assets*.............................           (d)           (d)           (d)
  Portfolio Turnover**..................           34%           34%           34%


                                                         PERIOD ENDED
                                                      APRIL 30, 1995(a)
                                             ------------------------------------
                                              CLASS         CLASS         CLASS
                                                A             B             C
                                             --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD....     $  10.00      $  10.00      $  10.00
                                             --------      --------      --------
INVESTMENT ACTIVITIES
  Net investment income.................         0.52          0.45          0.54
  Net realized and unrealized gains from
    investment transactions.............        (0.03)        (0.03)        (0.03)
                                             --------      --------      --------
  Total from Investment Activities......         0.49          0.42          0.51
                                             --------      --------      --------
DISTRIBUTIONS
  From net investment income............        (0.52)        (0.45)        (0.54)
                                             --------      --------      --------
  From excess of net investment
    income..............................           --            --            --
  Total Distributions...................        (0.52)        (0.45)        (0.54)
                                             --------      --------      --------
NET ASSET VALUE, END OF PERIOD..........     $   9.97      $   9.97      $   9.97
                                             --------      --------      --------
                                             --------      --------      --------
Total Return (excludes sales and
  redemption charges)...................         5.02%(b)      4.32%(b)      5.28%(b)
                                             --------      --------      --------
                                             --------      --------      --------
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....     $    247      $    118      $ 93,807
  Ratio of expenses to average net
    assets..............................         0.86%(c)      1.61%(c)      0.63%(c)
  Ratio of net investment income to
    average net assets..................         5.58%(c)      4.86%(c)      5.97%(c)
  Ratio of expenses to average net
    assets*.............................         0.89%(c)      1.64%(c)      0.66%(c)
  Portfolio Turnover**..................           42%           42%           42%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) For the period from June 1, 1994 (commencement of operations) to April 30, 1995.

(b) Not annualized.

(c)  Annualized.

(d) There were no waivers or reimbursements during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                                NORTH CAROLINA TAX-FREE BOND FUND
                                   ------------------------------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED
                                             OCTOBER 31, 1998                             YEAR ENDED
                                               (UNAUDITED)                              APRIL 30, 1998
                                   ------------------------------------      ------------------------------------
                                   CLASS A       CLASS B       CLASS C       CLASS A       CLASS B       CLASS C
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................     $  10.30      $  10.30      $  10.30      $   9.98      $   9.98      $   9.98
                                   --------      --------      --------      --------      --------      --------
INVESTMENT ACTIVITIES
  Net investment income.......         0.21          0.19          0.23          0.43          0.38          0.46
  Net realized and unrealized
    gains from investment
    transactions..............         0.30          0.30          0.30          0.32          0.32          0.32
                                   --------      --------      --------      --------      --------      --------
  Total from Investment
    Activities................         0.51          0.49          0.53          0.75          0.70          0.78
                                   --------      --------      --------      --------      --------      --------
DISTRIBUTIONS
  From net investment
    income....................        (0.21)        (0.19)        (0.23)        (0.43)        (0.38)        (0.46)
  From excess of net
    investment income.........           --            --            --            --            --            --
  From net realized gains.....           --            --            --            --            --            --
                                   --------      --------      --------      --------      --------      --------
  Total Distributions.........        (0.21)        (0.19)        (0.23)        (0.43)        (0.38)        (0.46)
                                   --------      --------      --------      --------      --------      --------
NET ASSET VALUE, END OF
 PERIOD.......................     $  10.60      $  10.60      $  10.60      $  10.30      $  10.30      $  10.30
                                   --------      --------      --------      --------      --------      --------
                                   --------      --------      --------      --------      --------      --------
Total Return (excludes sales
 or redemption charges).......         5.14%(a)      4.81%(a)      5.36%(a)      7.61%         7.09%         7.89%
                                   --------      --------      --------      --------      --------      --------
                                   --------      --------      --------      --------      --------      --------
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period
    (000).....................     $  5,073      $    588      $ 38,650      $  4,664      $    511      $ 37,456
  Ratio of expenses to average
    net assets................         0.69%(b)      1.18%(b)      0.43%(b)      0.69%         1.18%         0.44%
  Ratio of net investment
    income to average net
    assets....................         4.04%(b)      3.53%(b)      4.30%(b)      4.19%         3.70%         4.44%
  Ratio of expenses to average
    net assets*...............         1.21%(b)      1.71%(b)      0.71%(b)      1.29%         1.78%         0.79%
  Portfolio turnover rate**...         6.06%         6.06%         6.06%           29%           29%           29%


                                      NORTH CAROLINA TAX-FREE BOND FUND

                                   ------------------------------------

                                                YEAR ENDED
                                              APRIL 30, 1997
                                   ------------------------------------
                                   CLASS A       CLASS B       CLASS C
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................     $  10.04      $  10.04      $  10.04
                                   --------      --------      --------
INVESTMENT ACTIVITIES
  Net investment income.......         0.43          0.37          0.46
  Net realized and unrealized
    gains from investment
    transactions..............         0.03          0.03          0.03
                                   --------      --------      --------
  Total from Investment
    Activities................         0.46          0.40          0.49
                                   --------      --------      --------
DISTRIBUTIONS
  From net investment
    income....................        (0.43)        (0.37)        (0.46)
  From excess of net
    investment income.........           --            --            --
  From net realized gains.....        (0.09)        (0.09)        (0.09)
                                   --------      --------      --------
  Total Distributions.........        (0.52)        (0.46)        (0.55)
                                   --------      --------      --------
NET ASSET VALUE, END OF
 PERIOD.......................     $   9.98      $   9.98      $   9.98
                                   --------      --------      --------
                                   --------      --------      --------
Total Return (excludes sales
 or redemption charges).......         4.71%         4.11%         4.97%
                                   --------      --------      --------
                                   --------      --------      --------
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period
    (000).....................     $  3,823      $    430      $ 32,159
  Ratio of expenses to average
    net assets................         0.69%         1.27%         0.44%
  Ratio of net investment
    income to average net
    assets....................         4.31%         3.73%         4.56%
  Ratio of expenses to average
    net assets*...............         1.30%         1.88%         0.80%
  Portfolio turnover rate**...           34%           34%           34%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.

(b) Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              NORTH CAROLINA TAX-FREE BOND FUND
                                             ------------------------------------
                                                          YEAR ENDED
                                                        APRIL 30, 1996
                                             ------------------------------------
                                              CLASS         CLASS         CLASS
                                                A             B             C
                                             --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD....     $   9.98      $   9.98      $   9.98
                                             --------      --------      --------
INVESTMENT ACTIVITIES
  Net investment income.................         0.42          0.34          0.44
  Net realized and unrealized gains from
    investment transactions.............         0.13          0.13          0.13
                                             --------      --------      --------
  Total from Investment Activities......         0.55          0.47          0.57
                                             --------      --------      --------
DISTRIBUTIONS
  From net investment income............        (0.42)        (0.34)        (0.44)
  From net realized gains...............        (0.07)        (0.07)        (0.07)
                                             --------      --------      --------
  Total Distributions...................        (0.49)        (0.41)        (0.51)
                                             --------      --------      --------
NET ASSET VALUE, END OF PERIOD..........     $  10.04      $  10.04      $  10.04
                                             --------      --------      --------
                                             --------      --------      --------
Total Return (excludes sales and
  redemption charges)...................         5.50%         4.72%         5.78%
                                             --------      --------      --------
                                             --------      --------      --------
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....     $  3,927      $    393      $ 37,009
  Ratio of expenses to average net
    assets..............................         0.68%         1.44%         0.44%
  Ratio of net investment income to
    average net assets..................         3.98%         3.30%         4.32%
  Ratio of expenses to average net
    assets*.............................         1.04%         1.80%         0.80%
  Portfolio Turnover**..................           80%           80%           80%


                                              NORTH CAROLINA TAX-FREE BOND FUND
                                             ------------------------------------

                                                         PERIOD ENDED
                                                      APRIL 30, 1995(a)
                                             ------------------------------------
                                              CLASS         CLASS         CLASS
                                                A             B             C
                                             --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD....     $  10.00      $  10.00      $  10.00
                                             --------      --------      --------
INVESTMENT ACTIVITIES
  Net investment income.................         0.39          0.32          0.41
  Net realized and unrealized gains from
    investment transactions.............        (0.02)        (0.02)        (0.02)
                                             --------      --------      --------
  Total from Investment Activities......         0.37          0.30          0.39
                                             --------      --------      --------
DISTRIBUTIONS
  From net investment income............        (0.39)        (0.32)        (0.41)
  From net realized gains...............           --            --            --
                                             --------      --------      --------
  Total Distributions...................        (0.39)        (0.32)        (0.41)
                                             --------      --------      --------
NET ASSET VALUE, END OF PERIOD..........     $   9.98      $   9.98      $   9.98
                                             --------      --------      --------
                                             --------      --------      --------
Total Return (excludes sales and
  redemption charges)...................         3.77%(b)      3.09%(b)      4.08%(b)
                                             --------      --------      --------
                                             --------      --------      --------
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....     $    429      $    275      $ 34,885
  Ratio of expenses to average net
    assets..............................         0.42%(c)      0.99%(c)      0.41%(c)
  Ratio of net investment income to
    average net assets..................         4.46%(c)      3.89%(c)      4.64%(c)
  Ratio of expenses to average net
    assets*.............................         0.92%(c)      1.49%(c)      0.91%(c)
  Portfolio Turnover**..................          121%          121%          121%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) For the period from June 1, 1994 (commencement of operations) to April 30, 1995.

(b) Not annualized.

(c)  Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               MONEY MARKET FUND
                                             ----------------------
                                               FOR THE SIX MONTHS
                                                     ENDED
                                              OCTOBER 31, 1998(A)
                                                  (UNAUDITED)
                                             ----------------------
                                              CLASS         CLASS
                                                A             C
                                             --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD....     $  1.000      $  1.000
                                             --------      --------
INVESTMENT ACTIVITIES
  Net investment income.................        0.020         0.020
  Net realized and unrealized gains from
    investment transactions.............           --            --
                                             --------      --------
  Total from Investment Activities......        0.020         0.020
                                             --------      --------
DISTRIBUTIONS
  From net investment income............       (0.020)       (0.020)
  From excess of net investment
    income..............................           --            --
  From net realized gains...............           --            --
                                             --------      --------
  Total Distributions...................       (0.020)       (0.020)
                                             --------      --------
NET ASSET VALUE, END OF PERIOD..........     $  1.000      $  1.000
                                             --------      --------
                                             --------      --------
Total Return (b) (excludes sales or
  redemption charges)...................        1.83%         2.23%
                                             --------      --------
                                             --------      --------
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....     $     11      $ 57,846
  Ratio of expenses to average net
    assets (c)..........................        0.76%         0.20%
  Ratio of net investment income to
    average net assets (c)..............        3.58%         4.38%
  Ratio of expenses to average net
    assets* (c).........................        1.27%         0.59%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) For the period from June 1, 1998 (commencement of operations) to October 31, 1998.

(b) Not annualized.

(c)  Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

                                [LOGO]

                   FOR ADDITIONAL INFORMATION ON THE
                          CENTURA FUNDS, CALL
                           1-800-44-CENTURA
                            (800-442-3688).

                    INVESTMENT ADVISER AND CUSTODIAN
                              Centura Bank
                        131 North Church Street
                         Rocky Mount, NC 27802

                       ADMINISTRATOR AND SPONSOR
                       BISYS Fund Services, Inc.
                           3435 Stelzer Road
                           Columbus, OH 43219

                              DISTRIBUTOR
                   Centura Funds Distributor, Inc.
                           3435 Stelzer Road
                           Columbus, OH 43219

                             LEGAL COUNSEL
                         Dechert Price & Rhoads
                          1775 Eye Street N.W.
                         Washington, D.C. 20006

                          INDEPENDENT AUDITORS
                         McGladrey & Pullen LLP
                            555 Fifth Avenue
                           New York, NY 10017

  This report is for the information of the shareholders of Centura Funds. Its use in connection with any offering of the
  Funds shares is authorized only in case of a concurrent or prior delivery of the Funds current prospectus.

  Investments in mutual funds involve risk, including possible loss of principal. Centura Funds are not deposits, guaran-teed by or obligations of Centura Bank or its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency. There can be no assurance that the Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

CNANN1298
                                [LOGO]

                                CENTURA
                             MID CAP EQUITY
                                  FUND

                                CENTURA
                            LARGE CAP EQUITY
                                  FUND

                                CENTURA
                            SOUTHEAST EQUITY
                                  FUND

                                CENTURA
                           FEDERAL SECURITIES
                              INCOME FUND

                                CENTURA
                             NORTH CAROLINA
                             TAX-FREE BOND
                                  FUND

                                CENTURA
                              MONEY MARKET
                                  FUND

                                  SEMI-
                                 ANNUAL
                                 REPORT
                            October 31, 1998
                                                12/98